UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	Federal Trust Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Farm Credit Bank Bonds:
0.25%, 4/02/13	$5,000	$5,000,000
0.35%, 10/03/13	1,115	1,116,171
Federal Farm Credit Bank Discount Notes,
0.22%, 7/05/13 (a)	5,000	4,995,294
Federal Farm Credit Bank Variable Rate Notes: (b)
0.18%, 3/15/13	8,000	8,000,473
0.25%, 4/26/13	8,300	8,301,466
0.22%, 6/12/13	2,000	2,000,261
0.12%, 6/18/13	4,000	4,000,000
0.26%, 6/26/13	3,000	3,001,049
0.15%, 11/08/13	4,000	3,999,693
0.32%, 11/27/13	3,000	3,000,000
0.16%, 3/07/14	5,000	4,999,495
0.17%, 5/09/14	2,000	1,999,625
Federal Home Loan Bank Bonds:
0.16%, 2/01/13	600	600,000
0.16%, 2/01/13	400	400,000
0.18%, 2/01/13	1,000	1,000,000
0.13%, 2/14/13	1,000	999,975
0.18%, 2/15/13	10,000	10,000,212
0.17%, 2/25/13	2,100	2,099,938
0.15%, 3/18/13	4,000	3,999,896
0.16%, 4/17/13	5,000	4,999,773
0.22%, 5/17/13	2,000	1,999,867
0.24%, 5/21/13	4,000	3,999,831
0.16%, 5/23/13	5,000	4,999,831
Federal Home Loan Bank Discount Notes: (a)
0.16%, 2/15/13	2,000	1,999,876
0.15%, 2/20/13	1,000	999,921
0.15%, 4/10/13	3,000	2,999,178
0.17%, 4/19/13	2,400	2,399,127
0.17%, 4/26/13	8,000	7,996,920

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Home Loan Bank Discount Notes: (concluded) (a)
0.17%, 5/03/13	$5,000	$4,997,915
0.14%, 7/05/13	10,000	9,994,118
Federal Home Loan Bank Variable Rate Notes: (b)
0.14%, 7/25/13	10,000	10,000,000
0.12%, 1/27/14	4,000	3,996,749
0.18%, 3/06/14	5,000	4,999,466
0.16%, 7/02/14	2,000	1,999,137
Tennessee Valley Authority Discount Notes,
0.08%, 4/04/13 (a)	17,000	16,997,804

Total U.S. Government Sponsored Agency Obligations — 52.8%		154,893,061

U.S. Treasury Obligations

U.S. Treasury Bills: (a)
0.01%, 2/07/13	27,000	26,999,953
0.06%, 2/07/13	17,478	17,477,825
0.10%, 2/14/13	29,200	29,198,998
0.03%, 2/21/13	8,972	8,971,850
0.05%, 2/21/13	20,500	20,499,402
0.06%, 2/21/13	13,000	12,999,603
0.08%, 5/02/13	5,900	5,898,857
0.15%, 5/30/13	5,800	5,797,243
0.12%, 6/27/13	5,000	4,997,516
U.S. Treasury Notes:
0.50%, 11/15/13	2,600	2,606,206
1.00%, 1/15/14	3,000	3,023,010

Total U.S. Treasury Obligations — 47.2%		138,470,463

Total Investments (Cost $293,363,524*) — 100.0%		293,363,524
Other Assets Less Liabilities — 0.0%		33,097

Net Assets — 100.0%		$293,396,621

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

—	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	PSF-GTD	Permanent School Fund Guaranteed	SPEARS	Short Puttable Exempt Adjustable Receipts
AMT	Alternative Minimum	ISD	Independent School District	PUTTERS	Puttable Tax-Exempt	TAN	Tax Anticipation Notes
	Tax (subject to)	LOC	Letter of Credit		Receipts	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes	MB	Municipal Bonds	RAN	Revenue Anticipation Notes	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’	MERLOTS	Municipal Exempt Receipts	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
	Retirement System		Liquidity Optional Tenders	ROC	Reset Option Certificates	VRDP	Variable Rate Demand
COP	Certificates of Participation	PCRB	Pollution Control Revenue	SBPA	Stand-by Bond Purchase		Preferred
GO	General Obligation Bonds		Bonds		Agreement
IDA	Industrial Development Authority

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	1

Schedule of Investments (concluded)	Federal Trust Fund

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$293,363,524	–	$293,363,524

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $1,034 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	FedFund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Bonds, 3.63%, 2/12/13	$55,300	$55,357,330
Fannie Mae Discount Notes: (a)
0.16%, 2/13/13	14,000	13,999,253
0.16%, 2/14/13	19,100	19,098,896
0.16%, 3/06/13	33,400	33,395,101
0.16%, 4/01/13	50,000	49,986,889
0.16%, 4/02/13	140,000	139,962,667
0.16%, 5/22/13	180,000	179,912,000
0.15%, 6/12/13	150,000	149,919,762
0.14%, 7/03/13	107,050	106,986,722
0.12%, 7/17/13	35,000	34,980,472
Fannie Mae Variable Rate Notes: (b)
0.22%, 5/17/13	20,000	19,998,225
0.18%, 11/08/13	128,500	128,470,123
Federal Farm Credit Bank Discount Notes: (a)
0.22%, 7/03/13	50,000	49,953,556
0.22%, 7/05/13	65,000	64,938,828
Federal Farm Credit Bank Variable Rate Notes: (b)
0.12%, 6/18/13	90,000	90,000,000
0.32%, 11/27/13	52,000	52,000,000
0.14%, 1/21/14	87,000	86,970,471
0.16%, 3/07/14	200,000	199,979,811
0.17%, 5/09/14	148,000	147,972,238
0.23%, 9/29/14	61,875	61,913,919
Federal Home Loan Bank Bonds:
0.17%, 2/01/13	90,000	90,000,000
0.18%, 2/01/13	94,000	94,000,000
0.17%, 2/06/13	95,000	95,000,023
0.17%, 2/06/13	40,000	39,999,902
0.16%, 2/08/13	60,000	59,999,329
0.16%, 2/08/13	35,000	34,999,706
0.17%, 2/11/13	75,000	74,999,530
0.18%, 2/15/13	117,500	117,499,752
0.19%, 2/15/13	13,500	13,499,976
0.17%, 2/25/13	40,000	39,998,828
0.19%, 2/27/13	71,000	70,997,801
0.19%, 2/27/13	20,000	19,999,938
0.19%, 2/28/13	37,000	36,999,872
0.20%, 3/01/13	61,000	60,998,929
0.15%, 3/18/13	21,000	20,999,452
0.16%, 4/17/13	95,000	94,995,694
0.22%, 5/17/13	40,000	39,997,330
0.24%, 5/21/13	50,000	49,997,892
0.24%, 5/21/13	46,000	45,998,061
0.16%, 5/23/13	71,250	71,247,597
0.23%, 5/29/13	50,000	49,996,271
0.23%, 6/04/13	100,000	99,995,282
0.25%, 7/02/13	55,000	54,995,592
0.11%, 7/16/13	50,000	49,994,075
0.24%, 8/09/13	25,500	25,507,623
0.23%, 8/28/13	23,910	23,909,591
0.50%, 8/28/13	21,750	21,786,270
0.17%, 12/24/13	95,500	95,480,652
0.18%, 1/02/14	90,000	89,989,615
Federal Home Loan Bank Discount Notes: (a)
0.13%, 2/01/13	100,000	100,000,000
0.13%, 2/04/13	50,000	49,999,458
0.14%, 2/13/13	37,000	36,998,273
0.16%, 2/15/13	27,000	26,998,320
0.13%, 2/20/13	180,000	179,987,840
0.16%, 2/20/13	20,000	19,998,311
0.13%, 3/08/13	150,000	149,981,479
0.16%, 3/13/13	180,000	179,969,000
0.15%, 3/15/13	85,000	84,984,728
0.15%, 4/10/13	10,990	10,986,990
0.16%, 4/15/13	160,000	159,949,711

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Home Loan Bank Discount Notes: (concluded) (a)
0.17%, 4/19/13	$180,000	$179,934,550
0.17%, 4/24/13	115,000	114,956,779
0.17%, 4/26/13	60,000	59,976,900
0.17%, 5/03/13	149,750	149,687,542
0.17%, 5/08/13	67,000	66,969,627
0.21%, 5/28/13	87,000	86,941,130
0.16%, 6/05/13	7,000	6,996,142
0.12%, 6/17/13	150,000	149,932,000
0.14%, 7/05/13	40,000	39,976,045
0.22%, 7/11/13	70,000	69,931,556
Federal Home Loan Bank Variable Rate Notes: (b)
0.14%, 7/25/13	100,000	100,000,000
0.12%, 1/27/14	83,000	82,932,535
0.16%, 2/25/14	50,000	49,983,839
0.16%, 2/28/14	31,000	30,995,083
0.18%, 3/06/14	180,000	179,980,775
0.18%, 6/17/14	100,000	99,972,021
0.16%, 7/02/14	98,000	97,957,706
Freddie Mac Discount Notes: (a)
0.16%, 2/11/13	45,385	45,382,983
0.16%, 2/19/13	30,521	30,518,558
0.17%, 2/19/13	21,000	20,998,215
0.16%, 2/25/13	305,715	305,682,390
0.15%, 2/27/13	173,000	172,981,258
0.15%, 2/28/13	347,000	346,960,963
0.17%, 4/22/13	80,000	79,970,667
0.15%, 6/10/13	135,000	134,927,438
0.14%, 6/24/13	125,000	124,930,983
0.13%, 7/08/13	100,000	99,943,298
Freddie Mac Variable Rate Notes: (b)
0.17%, 3/21/13	15,000	14,999,204
0.16%, 6/03/13	180,000	179,988,796
0.35%, 9/03/13	170,000	169,979,889
0.15%, 9/13/13	130,000	129,951,639
0.18%, 11/04/13	9,000	8,999,716
Tennessee Valley Authority Discount Notes, 0.08%, 4/04/13 (a)	10,500	10,498,644

Total U.S. Government Sponsored Agency Obligations — 56.2%		7,813,373,827

U.S. Treasury Obligations

U.S. Treasury Bills: (a)
0.14%, 3/14/13	127,000	126,979,751
0.12%, 6/27/13	100,000	99,950,319
0.20%, 8/22/13	66,000	65,927,785
U.S. Treasury Notes:
0.50%, 11/15/13	155,900	156,271,574
0.75%, 12/15/13	90,000	90,418,874
0.25%, 1/31/14	125,250	125,327,878

Total U.S. Treasury Obligations — 4.8%		664,876,181

Repurchase Agreements

Barclays Capital, Inc.,
0.13%, 2/01/13	434,000	434,000,000

(Purchased on 1/25/13 to be repurchased at $434,010,971, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.75% due from 7/15/13 to 1/25/28, aggregate par and fair value of $449,801,000 and $442,680,074, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	3

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Barclays Capital, Inc.,
0.13%, 2/01/13	$150,000	$150,000,000
(Purchased on 1/31/13 to be repurchased at $150,000,542, collateralized by U.S. Treasury Notes, 0.25% due from 6/30/14 to 8/15/15, par and fair value of $152,921,700 and $153,000,149, respectively)
Barclays Capital, Inc.,
0.07%, 2/06/13	250,000	250,000,000

(Purchased on 1/30/13 to be repurchased at $250,003,403, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.00% due from 2/01/13 to 5/01/30, aggregate par and fair value of $258,111,000 and $255,000,036, respectively)

Citigroup Global Markets, Inc.,
0.16%, 2/01/13	103,320	103,320,000

(Purchased on 1/31/13 to be repurchased at $103,320,459, collateralized by Ginnie Mae Bonds, 4.00% to 4.50% due from 4/20/41 to 5/20/42, aggregate par and fair value of $114,992,195 and $105,386,400, respectively)

Credit Suisse Securities (USA) LLC,
0.13%, 2/01/13	103,000	103,000,000
(Purchased on 1/31/13 to be repurchased at $103,000,372, collateralized by U.S. Treasury Note, 1.50% due at 6/30/16, par and fair value of $101,545,000 and $105,062,986, respectively)
Deutsche Bank Securities Inc.,
0.15%, 2/01/13	175,000	175,000,000

(Purchased on 1/31/13 to be repurchased at $175,000,729, collateralized by U.S. Treasury Notes, 0.25% due from 9/30/14 to 12/15/15, aggregate par and fair value of $178,827,900 and $178,500,048, respectively)

Deutsche Bank Securities Inc.,
0.17%, 2/01/13	818,000	818,000,000

(Purchased on 1/31/13 to be repurchased at $818,003,863, collateralized by various U.S. government sponsored agency obligations, 0.00% to 14.35% due from 11/25/32 to 1/16/55, aggregate par and fair value of $2,826,708,132 and $878,136,015, respectively)

Deutsche Bank Securities Inc.,
0.15%, 2/07/13 (c)	300,000	300,000,000

(Purchased on 1/14/13 to be repurchased at $300,113,750, collateralized by various U.S. government sponsored agency obligations, 0.00% to 31.98% due from 9/01/19 to 2/01/43, aggregate par and fair value of $3,612,364,572 and $327,793,458, respectively)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.16%, 2/07/13 (c)	$300,000	$300,000,000

(Purchased on 1/18/13 to be repurchased at $300,116,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 8/25/31 to 11/25/42, aggregate par and fair value of $387,650,008 and $321,400,866, respectively)

Deutsche Bank Securities Inc.,
0.17%, 2/07/13 (c)	260,000	260,000,000

(Purchased on 1/09/13 to be repurchased at $260,110,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 9/01/20 to 12/25/42, aggregate par and fair value of $1,234,744,142 and $274,513,674, respectively)

Goldman Sachs & Co.,
0.12%, 2/01/13	215,000	215,000,000

(Purchased on 1/25/13 to be repurchased at $215,005,017, collateralized by Freddie Mac Notes, 0.38% to 1.00% due from 11/27/13 to 7/28/17, aggregate par and fair value of $218,673,881 and $219,300,645, respectively)

Goldman Sachs & Co.,
0.15%, 2/01/13	300,000	300,000,000

(Purchased on 1/25/13 to be repurchased at $300,008,750, collateralized by various U.S. government sponsored agency obligations, 1.82% to 8.00% due from 9/01/19 to 2/01/43, aggregate par and fair value of $736,291,488 and $309,000,000, respectively)

Goldman Sachs & Co.,
0.15%, 2/01/13	213,868	213,868,000

(Purchased on 1/31/13 to be repurchased at $213,868,891, collateralized by various U.S. government sponsored agency obligations, 2.44% to 5.33% due from 5/01/32 to 1/01/43, aggregate par and fair value of $223,914,458 and $220,284,041, respectively)

Goldman Sachs & Co.,
0.07%, 2/05/13	475,000	475,000,000

(Purchased on 1/29/13 to be repurchased at $475,006,465, collateralized by various U.S. government sponsored agency obligations, 2.32% to 8.00% due from 4/01/21 to 1/01/48, aggregate par and fair value of $1,179,802,067 and $489,250,000, respectively)

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

HSBC Securities (USA) Inc.,
0.13%, 2/01/13	$134,964	$134,964,000
(Purchased on 1/31/13 to be repurchased at $134,964,487, collateralized by U.S. Treasury Note, 0.50% due at 5/31/13, par and fair value of $137,370,000 and $137,664,191, respectively)
HSBC Securities (USA) Inc.,
0.16%, 2/01/13	150,000	150,000,000
(Purchased on 1/31/13 to be repurchased at $150,000,667, collateralized by Freddie Mac Bond, 4.00% due at 2/01/42, par and fair value of $191,275,000 and $154,502,413, respectively)
JPMorgan Securities LLC,
0.13%, 2/01/13	117,000	117,000,000

(Purchased on 1/31/13 to be repurchased at $117,000,423, collateralized by U.S. Treasury Bonds, 6.13% to 8.75% due from 8/15/20 to 11/15/27, aggregate par and fair value of $171,970,000 and $119,343,166, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.13%, 2/01/13	1,000	1,000,000
(Purchased on 1/31/13 to be repurchased at $1,000,004, collateralized by U.S. Treasury Note, 0.25% due at 10/31/13, par and fair value of $1,018,600 and $1,020,042, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.16%, 2/01/13	105,000	105,000,000

(Purchased on 1/31/13 to be repurchased at $105,000,467, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.42% due from 4/16/13 to 11/20/62, aggregate par and fair value of $7,940,529,543 and $116,514,840, respectively)

Morgan Stanley & Co. LLC,
0.17%, 2/01/13	55,000	55,000,000
(Purchased on 1/31/13 to be repurchased at $55,000,260, collateralized by Fannie Mae Bond, 2.50% due at 12/01/27, par and fair value of $54,862,668 and $56,650,000, respectively)

Repurchase Agreements	Par (000)	Value

Morgan Stanley & Co. LLC,
0.13%, 2/07/13	$435,000	$435,000,000

(Purchased on 1/31/13 to be repurchased at $435,010,996, collateralized by various U.S. government sponsored agency obligations, 2.50% to 5.50% due from 11/01/27 to 10/01/42, aggregate par and fair value of $651,586,508 and $448,050,000, respectively)

PNC Bank N.A.,
0.17%, 2/01/13 (d)	3,700	3,700,000

(Purchased on 1/31/13 to be repurchased at $3,700,017, collateralized by Freddie Mac Notes, 0.00% to 3.00% due from 6/01/42 to 11/01/42, aggregate par and fair value of $48,973,939 and $51,130,236, respectively)

RBS Securities Inc.,
0.13%, 2/01/13	27,000	27,000,000
(Purchased on 1/31/13 to be repurchased at $27,000,098, collateralized by U.S. Treasury Note, 1.38% due at 1/31/20, par and fair value of $27,510,000 and $27,544,388, respectively)
RBS Securities Inc.,
0.16%, 2/01/13	163,000	163,000,000
(Purchased on 1/31/13 to be repurchased at $163,000,724, collateralized by U.S. Treasury Note, 1.38% due at 1/31/20, par and fair value of $166,055,000 and $166,262,574, respectively)
UBS Securities LLC,
0.15%, 2/01/13	145,000	145,000,000

(Purchased on 1/31/13 to be repurchased at $145,000,604, collateralized by various U.S. government sponsored agency obligations, 0.00% to 130.50% due from 1/25/18 to 7/15/40, aggregate par and fair value of $311,901,577 and $155,150,078, respectively)

Total Repurchase Agreements — 39.0%		5,433,852,000

Total Investments (Cost $13,912,102,008*) — 100.0%		13,912,102,008
Other Assets Less Liabilities — 0.0%		1,034,492

Net Assets — 100.0%		$13,913,136,500

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2012	Net Activity (Par)	Par at January 31, 2013	Income
PNC Bank N.A.	$15,800,000	$(12,100,000)	$3,700,000	$12,675

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	5

Schedule of Investments (concluded)	FedFund

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$13,912,102,008	–	$13,912,102,008

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $325,055 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	TempCash (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro — 2.0%
Bank of Tokyo-Mitsubishi UFJ Ltd., Sydney, 0.26%, 3/08/13 (a)	$45,000	$44,988,630
National Australia Bank Ltd., London, 0.31%, 10/21/13 (b)	32,000	32,000,000

		76,988,630

Yankee — 32.1% (c)
Bank of Montreal, Chicago:
0.23%, 3/05/13	100,000	100,000,000
0.37%, 1/10/14 (b)	22,000	22,000,000
Bank of Nova Scotia, Houston:
0.30%, 2/11/13 (b)	38,000	38,000,000
0.23%, 4/12/13	50,000	50,000,000
0.31%, 6/17/13 (b)	23,000	23,000,000
0.34%, 10/16/13 (b)	25,000	24,998,663
0.36%, 1/02/14 (b)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.49%, 2/19/13	35,000	35,000,000
0.39%, 4/16/13	20,000	20,000,000
0.34%, 4/22/13	20,000	20,000,000
BNP Paribas S.A., New York, 0.32%, 3/11/13	42,000	42,000,000
Canadian Imperial Bank of Commerce, New York:
0.34%, 9/25/13 (b)	30,000	30,000,000
0.36%, 11/18/13 (b)	27,500	27,500,000
0.32%, 1/08/14 (b)	38,000	38,000,000
0.33%, 2/04/14 (b)	25,000	25,000,000
Credit Industriel Et Commercial, New York, 0.45%, 3/07/13	24,000	24,000,000
Credit Suisse, New York, 0.28%, 6/06/13	25,000	25,000,000
Deutsche Bank A.G., New York, 0.30%, 5/28/13	35,000	35,000,000
DnB NOR Bank ASA, New York, 0.28%, 7/19/13	52,000	52,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.46%, 2/28/13 (b)	15,000	15,000,000
Mizuho Corporate Bank Ltd., New York, 0.27%, 3/13/13	75,000	75,000,000
Nordea Bank Finland Plc, New York:
0.76%, 3/08/13	22,500	22,509,533
0.28%, 7/17/13	10,800	10,799,754
Rabobank Nederland N.V., New York:
0.42%, 6/18/13 (b)	35,500	35,500,000
0.42%, 10/29/13 (b)	29,500	29,500,000
0.41%, 1/08/14	34,000	34,000,000
0.39%, 1/17/14	35,000	35,000,000
Skandinaviska Enskilda Banken AB, New York:
0.31%, 3/28/13	16,000	16,000,000
0.30%, 4/08/13	51,000	51,000,000
Societe Generale, New York:
0.41%, 3/04/13	61,500	61,500,000
0.31%, 5/02/13	27,000	27,000,000
Sumitomo Mitsui Banking Corp., New York:
0.45%, 2/22/13	75,000	75,006,546
0.25%, 4/30/13	75,000	75,000,000
Toronto Dominion Bank, New York, 0.30%, 7/23/13	30,000	30,000,000

		1,249,314,496

Total Certificates of Deposit — 34.1%		1,326,303,126

Commercial Paper	Par (000)	Value

Antalis US Funding Corp.:
0.48%, 2/01/13 (a)	$18,000	$18,000,000
0.35%, 5/03/13 (a)	11,900	11,889,472
Australia and New Zealand Banking Group Ltd., 0.37%, 1/17/14 (b)	26,500	26,500,000
Barton Capital LLC, 0.38%, 3/04/13 (a)	31,000	30,989,856
BNP Paribas Finance, Inc.:
0.33%, 5/06/13 (a)	17,000	16,985,352
0.31%, 5/08/13 (a)	19,000	18,984,293
Charta LLC, 0.32%, 2/13/13 (a)	60,000	59,993,600
Commonwealth Bank of Australia, 0.36%, 11/08/13 (b)	18,000	17,998,592
CRC Funding LLC:
0.32%, 2/12/13 (a)	50,000	49,995,111
0.29%, 3/04/13 (a)	100,000	99,975,028
Erste Abwicklungsanstalt:
0.55%, 3/06/13 (a)	22,500	22,488,656
0.43%, 6/18/13 (a)	50,000	49,918,181
0.40%, 6/24/13 (a)	16,000	15,974,578
General Electric Capital Corp., 0.31%, 3/04/13 (a)	29,000	28,992,259
ING US Funding LLC, 0.37%, 6/06/13 (a)	17,500	17,477,821
Kells Funding LLC, 0.54%, 2/04/13 (a)	50,000	49,997,750
Nordea North America, Inc.:
0.28%, 7/15/13 (a)	10,800	10,786,224
0.28%, 7/16/13 (a)	10,800	10,786,140
Scaldis Capital LLC:
0.30%, 2/15/13 (a)	12,355	12,353,559
0.28%, 4/22/13 (a)	50,000	49,968,889
Societe Generale N.A., 0.40%, 3/05/13 (a)	28,500	28,489,867
Surrey Funding Corp.:
0.35%, 2/12/13 (a)	50,000	49,994,653
0.32%, 3/06/13 (a)	60,000	59,982,400
Svenska Handelsbanken, Inc., 0.28%, 7/23/13 (a)	14,000	13,981,271
Westpac Banking Corp., New York, 0.35%, 1/24/14 (b)	63,000	63,000,000

Total Commercial Paper — 21.4%		835,503,552

Corporate Notes

HSBC Bank Plc, 1.63%, 8/12/13 (d)	28,880	29,068,052
National Australia Bank Ltd., 5.35%, 6/12/13 (d)	36,105	36,725,205

Total Corporate Notes — 1.7%		65,793,257

Municipal Bonds

Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/13 (e)	50,000	50,000,000
California State Department of Water Resources RB Series 2008-2705 VRDN (Credit Suisse A.G. Liquidity Facility), 0.10%, 2/07/13 (d)(e)(f)	12,605	12,605,000
Denver Colorado Public Schools COP Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.16%, 2/07/13 (e)	11,600	11,600,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	7

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Denver Colorado Public Schools COP Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.16%, 2/07/13 (e)	$45,450	$45,450,000
Denver Colorado Public Schools COP Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC), 0.16%, 2/07/13 (e)	7,000	7,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.11%, 2/07/13 (e)	19,660	19,660,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.07%, 2/07/13 (e)	37,900	37,900,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.09%, 2/07/13 (e)	65,745	65,745,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.11%, 2/07/13 (e)	57,000	57,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2009-3129 VRDN (Credit Suisse A.G. Liquidity Facility), 0.10%, 2/07/13 (d)(e)(f)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.09%, 2/07/13 (e)	33,530	33,530,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.07%, 2/07/13 (e)	71,440	71,440,000
University of California RB Series 2011Z-1 VRDN, 0.16%, 2/07/13 (e)	17,000	17,000,000
Washington GO Series 2009-3045 VRDN (Morgan Stanley Bank Liquidity Facility), 0.13%, 2/07/13 (d)(e)(f)	12,505	12,505,000

Total Municipal Bonds — 11.7%		456,175,000

Closed-End Investment Companies (d)(e)

California — 0.1%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 2/07/13	5,000	5,000,000

Multi-State — 0.2%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 2/07/13	6,900	6,900,000

New York — 0.2%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 2/07/13	8,700	8,700,000

Total Closed-End Investment Companies — 0.5%		20,600,000

Time Deposits — 4.4%

Natixis S.A., 0.18%, 2/01/13	170,000	170,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Home Loan Bank Discount Notes, 0.15%, 6/12/13 (a)	$25,000	$24,986,354
Federal Home Loan Bank Variable Rate Notes: (b)
0.21%, 12/04/13	25,000	24,993,634
0.20%, 12/06/13	77,500	77,513,244

Total U.S. Government Sponsored Agency Obligations — 3.3%		127,493,232

U.S. Treasury Obligations

U.S. Treasury Bills: (a)
0.14%, 4/11/13	30,000	29,991,778
0.15%, 4/18/13	50,000	49,984,167
0.14%, 5/02/13	15,000	14,993,531
0.14%, 5/30/13	20,000	19,990,691
0.19%, 5/30/13	5,000	4,996,919
0.15%, 6/27/13	100,000	99,938,659
0.16%, 6/27/13	40,000	39,974,856
U.S. Treasury Notes:
0.50%, 5/31/13	50,000	50,052,347
2.00%, 11/30/13	10,000	10,150,262

Total U.S. Treasury Obligations — 8.2%		320,073,210

Repurchase Agreements

Barclays Capital, Inc.,
0.41%, 2/01/13	40,000	40,000,000

(Purchased on 1/31/13 to be repurchased at $40,000,456, collateralized by various Municipal Government obligations, 0.00% to 7.06% due from 1/01/14 to 4/01/57, aggregate par and fair value of $41,700,375 and $42,800,000, respectively)

Citigroup Global Markets, Inc.,
0.41%, 2/01/13	50,000	50,000,000

(Purchased on 1/31/13 to be repurchased at $50,000,569, collateralized by various corporate/debt obligations, 0.00% to 5.73% due from 12/15/15 to 2/12/51, aggregate par and fair value of $65,735,684 and $52,077,839, respectively)

Citigroup Global Markets, Inc.,
0.65%, 3/07/13 (e)	58,500	58,500,000

(Purchased on 12/23/11 to be repurchased at $58,500,000, collateralized by various corporate/debt obligations, 0.00% to 5.96% due from 8/15/16 to 11/20/57, aggregate par and fair value of $141,468,946 and $62,929,511, respectively)

Credit Suisse Securities (USA) LLC,
0.71%, 3/07/13 (e)	20,000	20,000,000

(Purchased on 5/07/12 to be repurchased at $20,000,000, collateralized by various corporate/debt obligations, 0.35% to 6.81% due from 10/10/14 to 3/12/51, aggregate par and fair value of $121,903,487 and $22,754,448, respectively)

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.16%, 2/01/13	$175,000	$175,000,000

(Purchased on 1/31/13 to be repurchased at $175,000,778, collateralized by Fannie Mae Bonds, 0.50% to 2.75% due from 8/28/14 to 4/16/19, aggregate par and fair value of $176,708,000 and $178,500,188, respectively)

Deutsche Bank Securities Inc.,
0.50%, 2/01/13 (g)	16,000	16,000,000

(Purchased on 10/19/12 to be repurchased at $16,023,333, collateralized by various corporate/debt obligations, 0.00% to 9.87% due from 9/25/18 to 6/25/50, aggregate par and fair value of $656,215,973 and $18,601,577, respectively)

Deutsche Bank Securities Inc.,
0.50%, 2/07/13 (g)	25,000	25,000,000

(Purchased on 10/26/12 to be repurchased at $25,036,458, collateralized by various corporate/debt obligations, 0.00% to 9.87% due from 7/15/19 to 6/25/50, aggregate par and fair value of $290,361,636 and $27,714,280, respectively)

JPMorgan Securities LLC,
0.56%, 2/01/13	160,000	160,000,000

(Purchased on 1/31/13 to be repurchased at $160,002,489, collateralized by various corporate/debt obligations, 0.25% to 8.85% due from 8/15/22 to 6/25/47, aggregate par and fair value of $786,288,137 and $189,376,979, respectively)

Repurchase Agreements	Par (000)	Value

JPMorgan Securities LLC,
0.63%, 3/19/13	$15,000	$15,000,000

(Purchased on 12/19/12 to be repurchased at $15,023,625, collateralized by various corporate/debt obligations, 0.00% to 6.30% due from 7/15/19 to 1/15/49, aggregate par and fair value of $158,926,496 and $18,751,158, respectively)

UBS Securities LLC,
0.34%, 2/01/13	50,000	50,000,000

(Purchased on 1/31/13 to be repurchased at $50,000,472, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 2/15/15 to 5/15/33, aggregate par and fair value of $65,660,112 and $59,891,305, respectively)

Total Repurchase Agreements — 15.6%		609,500,000

Total Investments (Cost $3,931,441,377*) — 100.9%		3,931,441,377
Liabilities in Excess of Other Assets — (0.9)%		(36,461,534)

Net Assets — 100.0%		$3,894,979,843

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer is a US branch of a foreign domiciled bank.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	9

Schedule of Investments (concluded)	TempCash

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$3,931,441,377	–	$3,931,441,377

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $26,360 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	TempFund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro — 3.0%
Bank of Tokyo-Mitsubishi UFJ Ltd., Sydney, 0.26%, 3/08/13 (a)	$100,000	$99,974,733
HSBC Bank Plc, London:
0.60%, 4/05/13	125,000	125,000,000
0.68%, 4/30/13	170,000	170,000,000
Mizuho Corporate Bank Ltd., Sydney:
0.30%, 3/05/13 (a)	100,000	99,973,797
0.26%, 3/11/13 (a)	100,000	99,972,567
National Australia Bank Ltd., London:
0.44%, 4/10/13 (b)	500,500	500,500,000
0.31%, 10/21/13 (b)	509,000	509,000,000

		1,604,421,097

Yankee — 41.7% (c)
Bank of Montreal, Chicago:
0.31%, 2/07/13	400,000	399,999,667
0.31%, 2/11/13	100,000	100,000,000
0.22%, 2/12/13	500,000	500,000,000
0.23%, 2/15/13	125,000	125,000,000
0.43%, 7/17/13 (b)	361,000	361,000,000
0.38%, 10/11/13 (b)	200,000	200,000,000
0.37%, 1/10/14 (b)	300,000	300,000,000
Bank of Nova Scotia, Houston:
0.30%, 2/11/13 (b)	530,000	530,000,000
0.22%, 4/08/13	400,000	400,000,000
0.23%, 4/12/13	403,000	403,000,000
0.23%, 4/15/13	100,000	100,000,000
0.23%, 4/16/13	400,000	400,000,000
0.31%, 6/17/13 (b)	350,000	350,000,000
0.36%, 1/02/14 (b)	201,000	201,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.47%, 3/05/13	400,000	400,000,000
0.27%, 3/15/13	575,000	575,000,000
0.39%, 4/16/13	200,000	200,000,000
0.34%, 4/22/13	457,000	457,000,000
BNP Paribas S.A., New York, 0.32%, 3/11/13	617,000	617,000,000
Canadian Imperial Bank of Commerce, New York:
0.34%, 9/25/13 (b)	479,000	479,000,000
0.36%, 11/18/13 (b)	362,500	362,500,000
Credit Industriel Et Commercial, New York:
0.45%, 3/04/13	400,000	400,000,000
0.45%, 3/07/13	10,000	10,000,000
Credit Suisse, New York, 0.28%, 6/06/13	300,000	300,000,000
Deutsche Bank A.G., New York, 0.30%, 5/28/13	475,000	475,000,000
DnB NOR Bank ASA, New York, 0.28%, 7/19/13	150,000	150,000,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.46%, 2/28/13 (b)	200,000	200,000,000
0.35%, 5/17/13	300,000	300,000,000
Mizuho Corporate Bank Ltd., New York:
0.27%, 3/11/13	77,000	77,000,000
0.27%, 3/13/13	450,000	450,000,000
0.27%, 4/05/13	300,000	300,000,000
0.27%, 4/08/13	200,000	200,000,000
National Australia Bank Ltd., New York, 0.48%, 5/03/13 (b)	512,500	512,500,000
Nordea Bank Finland Plc, New York:
0.20%, 4/17/13	700,000	700,000,000
0.28%, 7/17/13	145,130	145,126,691

Certificates of Deposit	Par (000)	Value

Yankee (concluded) (c)
Rabobank Nederland N.V., New York:
0.41%, 3/13/13 (b)	$415,000	$415,000,000
0.42%, 6/18/13 (b)	551,750	551,750,000
0.42%, 10/29/13 (b)	400,000	400,000,000
0.41%, 1/08/14	471,500	471,500,000
0.39%, 1/17/14	243,000	243,000,000
Royal Bank of Canada, New York:
0.42%, 4/02/13 (b)	530,500	530,500,000
0.45%, 5/16/13 (b)	394,500	394,500,000
0.44%, 5/29/13 (b)	150,000	150,000,000
Skandinaviska Enskilda Banken AB, New York:
0.36%, 2/01/13	200,000	200,000,000
0.31%, 3/28/13	225,000	225,000,000
0.31%, 3/28/13	100,000	100,000,000
0.30%, 4/08/13	335,000	335,000,000
Societe Generale, New York:
0.35%, 2/19/13	380,500	380,500,000
0.41%, 3/04/13	400,000	400,000,000
0.31%, 5/02/13	387,000	387,000,000
Sumitomo Mitsui Banking Corp., New York:
0.32%, 2/01/13	330,000	330,000,000
0.27%, 2/21/13	750,000	750,000,000
0.25%, 4/30/13	345,000	345,000,000
0.26%, 5/07/13	300,000	300,000,000
0.24%, 5/15/13	250,000	250,000,000
0.24%, 5/16/13	250,000	250,000,000
Svenska Handelsbanken AB, New York, 0.24%, 2/27/13	100,000	100,000,720
Svenska Handelsbanken, Inc., New York:
0.24%, 4/02/13	500,000	500,004,163
0.23%, 4/11/13	250,000	250,002,395
0.31%, 6/11/13	250,000	250,009,013
Toronto Dominion Bank, New York:
0.30%, 7/23/13	465,000	465,000,000
0.41%, 7/26/13	370,000	370,000,000
0.30%, 10/21/13 (b)	235,000	235,000,000
Westpac Banking Corp., New York:
0.41%, 5/07/13	185,000	185,000,000
0.43%, 6/05/13	350,000	350,000,000
0.39%, 7/10/13 (b)	500,000	500,000,000

		22,293,892,649

Total Certificates of Deposit — 44.7%		23,898,313,746

Commercial Paper

Antalis US Funding Corp.:
0.48%, 2/01/13 (a)	197,000	197,000,000
0.35%, 5/03/13 (a)	170,800	170,648,889
ANZ New Zealand International Ltd., 0.30%, 10/24/13 (b)	250,000	250,000,000
Atlantis One Funding Corp.:
0.33%, 2/05/13 (a)	165,000	164,993,950
0.47%, 3/07/13 (a)	164,000	163,927,202
0.23%, 3/18/13 (a)	746,000	745,785,525
Australia and New Zealand Banking Group Ltd., 0.37%, 1/17/14 (b)	400,000	400,000,000
Barton Capital LLC, 0.30%, 4/24/13 (a)	100,000	99,931,667
BNP Paribas Finance, Inc.:
0.33%, 5/06/13 (a)	242,000	241,791,477
0.31%, 5/08/13 (a)	283,000	282,766,053

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	11

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

Cancara Asset Securitisation LLC:
0.22%, 2/06/13 (a)	$150,000	$149,995,417
0.22%, 2/07/13 (a)	112,000	111,995,893
0.24%, 4/16/13 (a)	495,000	494,755,800
0.24%, 4/17/13 (a)	150,000	149,925,000
Commonwealth Bank of Australia, 0.36%, 11/08/13 (b)	225,000	224,982,402
DnB NOR Bank ASA, 0.36%, 2/14/13 (b)	560,000	560,000,000
Kells Funding LLC:
0.50%, 2/07/13 (a)	100,000	99,991,667
0.28%, 4/03/13 (a)	60,000	59,971,533
0.33%, 5/28/13 (a)	250,000	249,734,166
0.33%, 5/29/13 (a)	250,000	249,731,875
0.33%, 7/08/13 (a)	50,000	49,929,132
0.30%, 7/10/13 (a)	100,000	99,867,500
LMA Americas LLC:
0.28%, 2/01/13 (a)	95,000	95,000,000
0.27%, 2/04/13 (a)	90,400	90,397,966
0.27%, 2/05/13 (a)	60,000	59,998,200
0.27%, 2/08/13 (a)	100,020	100,014,749
0.23%, 2/25/13 (a)	82,000	81,987,427
Mizuho Funding LLC, 0.28%, 3/04/13 (a)	150,000	149,963,833
Nieuw Amsterdam Receivables Corp.:
0.25%, 2/14/13 (a)	156,175	156,160,901
0.22%, 4/05/13 (a)	30,500	30,488,258
0.22%, 4/11/13 (a)	60,000	59,974,700
0.22%, 4/12/13 (a)	85,000	84,963,639
0.25%, 5/07/13 (a)	220,000	219,854,861
Nordea North America, Inc.:
0.28%, 7/15/13 (a)	155,130	154,932,123
0.28%, 7/16/13 (a)	155,130	154,930,917
NRW.Bank:
0.16%, 2/04/13 (a)	250,000	249,996,667
0.17%, 2/07/13 (a)	800,000	799,977,333
0.20%, 2/11/13 (a)	500,000	499,972,917
Regency Markets No. 1 LLC:
0.20%, 2/15/13 (a)	70,001	69,995,555
0.19%, 2/19/13 (a)	176,000	175,983,280
0.19%, 2/25/13 (a)	128,413	128,396,734
0.19%, 2/27/13 (a)	50,443	50,436,078
Scaldis Capital LLC, 0.28%, 4/22/13 (a)	138,000	137,914,133
Sheffield Receivables Corp., 0.22%, 4/11/13 (a)	120,000	119,949,400
Societe Generale N.A., 0.40%, 3/05/13 (a)	391,000	390,860,978
State Street Corp., 0.20%, 4/11/13 (a)	180,000	179,931,000
Sumitomo Mitsui Trust Bank Ltd., 0.26%, 4/17/13 (a)	200,000	199,891,667
Svenska Handelsbanken, Inc., 0.28%, 7/23/13 (a)	197,000	196,736,458
Victory Receivables Corp.:
0.18%, 2/19/13 (a)	79,959	79,951,804
0.18%, 2/22/13 (a)	85,590	85,581,013
0.18%, 2/25/13 (a)	93,831	93,819,740
Westpac Banking Corp.:
0.50%, 4/02/13 (a)	451,000	450,624,167
0.48%, 8/09/13 (a)	500,000	498,740,000
0.30%, 10/08/13 (b)(d)	200,000	200,000,000
Westpac Trust Securities Ltd., New Zealand, 0.39%, 11/29/13 (b)(d)	100,000	99,987,464

Total Commercial Paper — 21.3%		11,365,139,110

Corporate Notes — 0.8%	Par (000)	Value

JPMorgan Chase Bank N.A., 0.37%, 5/17/13 (b)	$402,200	$402,200,000

Municipal Bonds

Allen County RB (Catholic Health Partner Project) Series 2012B VRDN, 0.09%, 2/07/13 (e)	12,000	12,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.08%, 2/07/13 (e)	71,700	71,700,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 2/07/13 (e)	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 2/07/13 (e)	36,150	36,150,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/13 (e)	99,750	99,750,000
California GO Series 2003B-3 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 2/07/13 (e)	49,600	49,600,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/13 (e)	49,100	49,100,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 2/07/13 (e)	18,550	18,550,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 2/07/13 (e)	17,100	17,100,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 2/07/13 (e)	14,330	14,330,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 2/07/13 (e)	3,000	3,000,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 2/07/13 (e)	43,970	43,970,000
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 2/07/13 (e)	39,680	39,680,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.08%, 2/07/13 (e)	9,180	9,180,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.10%, 2/07/13 (e)	36,260	36,260,000

12	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 2/07/13 (e)	$33,000	$33,000,000
Denver Colorado Public Schools COP Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.16%, 2/07/13 (e)	30,700	30,699,982
East Baton Rouge Parish IDRB (ExxonMobil Project) Series 2010A VRDN, 0.10%, 2/01/13 (e)	245,560	245,560,000
East Baton Rouge Parish IDRB (ExxonMobil Project) Series 2010B VRDN, 0.10%, 2/01/13 (e)	139,200	139,200,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 2/07/13 (e)	42,580	42,580,000
Illinois State Toll Highway Authority RB (Senior Priority Project) Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.09%, 2/07/13 (e)	36,400	36,400,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.11%, 2/07/13 (e)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.11%, 2/07/13 (e)	28,000	28,000,000
Long Island Power Authority RB Series 2012D VRDN (TD Bank N.A. LOC), 0.09%, 2/07/13 (e)	49,000	49,000,000
Maryland Health & Higher Educational Facilities Authority RB (John Hopkins University Project) Series 2008B VRDN, 0.08%, 2/07/13 (e)	51,700	51,700,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank, N.A. SBPA), 0.09%, 2/07/13 (e)	33,800	33,800,000
Minneapolis & St. Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.09%, 2/07/13 (e)	51,200	51,200,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 2/07/13 (e)	38,950	38,950,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.12%, 2/01/13 (e)	60,700	60,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.12%, 2/01/13 (e)	178,590	178,590,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN (Chevron Corp. Guaranty), 0.08%, 2/07/13 (e)	121,600	121,600,000
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.08%, 2/07/13 (e)	63,860	63,860,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 2/07/13 (e)	176,800	176,800,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 2/07/13 (e)	44,000	44,000,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-2 VRDN (Wells Fargo & Co. LOC), 0.10%, 2/07/13 (e)	68,500	68,500,000

Municipal Bonds	Par (000)	Value

New York State Housing Finance Agency RB (W. 30th Street Housing Project) Series 2012 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 2/07/13 (e)	$58,000	$58,000,000
Port of Port Arthur Navigation District RB (Texaco Inc. Project) Series 1994 VRDN (Texaco Inc. Obligor), 0.12%, 2/01/13 (e)	35,000	35,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 2/07/13 (e)	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.09%, 2/07/13 (e)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 2/07/13 (e)	25,580	25,580,000
Southern California Public Power Authority RB Series 2009 VRDN (US Bank N.A. LOC), 0.08%, 2/07/13 (e)	33,530	33,530,000
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.17%, 2/07/13 (e)	24,865	24,865,000
Texas RB PUTTERS Series 2012-4262 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.12%, 2/01/13 (d)(e)(f)	259,200	259,200,000
Texas RB PUTTERS Series 2012-4263 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.12%, 2/01/13 (d)(e)(f)	172,800	172,800,000
Texas RB PUTTERS Series 2012-4264 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.12%, 2/01/13 (d)(e)(f)	114,370	114,370,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.11%, 2/07/13 (e)	66,400	66,400,000
University of Michigan RB Series 2002A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 2/07/13 (e)	29,855	29,855,000
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. SBPA), 0.07%, 2/07/13 (e)	35,816	35,816,000
University of Texas RB Series 2008A VRDN, 0.07%, 2/07/13 (e)	98,395	98,395,000
Vermont Student Assistance Corp RB Series 2008C-2 VRDN (State Street Bank LOC), 0.09%, 2/07/13 (e)	42,525	42,525,000

Total Municipal Bonds — 6.1%		3,257,815,982

Time Deposits — 2.5%

Natixis S.A., 0.18%, 2/01/13	1,338,000	1,338,000,000

U.S. Government Sponsored Agency Obligations — 0.2%

Freddie Mac Variable Rate Notes, 0.35%, 9/03/13 (b)	100,000	99,988,170

U.S. Treasury Obligations

U.S. Treasury Bills: (a)
0.13%, 3/28/13	325,000	324,935,451
0.14%, 4/11/13	370,000	369,898,589
0.12%, 4/18/13	300,000	299,927,167

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	13

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (concluded) (a)
0.15%, 4/18/13	$200,000	$199,936,667
0.13%, 5/02/13	500,000	499,834,375
0.15%, 5/02/13	315,000	314,883,844
0.15%, 5/09/13	550,000	549,777,641
0.15%, 5/16/13	500,000	499,790,556
0.14%, 5/30/13	155,000	154,927,856
0.15%, 6/27/13	550,000	549,660,347
0.16%, 7/25/13	400,000	399,685,833
U.S. Treasury Notes:
0.63%, 4/30/13	100,000	100,102,177
0.38%, 7/31/13	450,000	450,421,516
1.50%, 12/31/13	225,000	227,667,964

Total U.S. Treasury Obligations — 9.2%		4,941,449,983

Repurchase Agreements

Barclays Capital, Inc.,
0.41%, 2/01/13	30,000	30,000,000

(Purchased on 1/31/13 to be repurchased at $30,000,342, collateralized by various Municipal Government obligations, 0.00% to 7.06% due from 1/01/14 to 4/01/57, aggregate par and fair value of $31,275,282 and $32,100,000, respectively)

Barclays Capital, Inc.,
0.91%, 5/06/13 (e)	410,000	410,000,000

(Purchased on 8/03/12 to be repurchased at $410,000,000, collateralized by various corporate/debt obligations, 0.00% to 11.75% due from 11/14/15 to 10/15/56, aggregate par and fair value of $1,193,244,226 and $458,013,654, respectively)

Credit Suisse Securities (USA) LLC,
0.26%, 2/01/13	200,000	200,000,000

(Purchased on 1/31/13 to be repurchased at $200,001,444, collateralized by various U.S. government sponsored agency obligations, 0.00% to 51.06% due from 5/25/21 to 1/25/43, aggregate par and fair value of $775,269,942 and $214,004,372, respectively)

Credit Suisse Securities (USA) LLC,
0.71%, 3/07/13 (e)	215,000	215,000,000

(Purchased on 5/07/12 to be repurchased at $215,000,000, collateralized by various corporate/debt obligations, 0.31% to 7.93% due from 6/11/17 to 8/28/47, aggregate par and fair value of $1,105,104,420 and $247,250,563, respectively)

Deutsche Bank Securities Inc.,
0.16%, 2/01/13	100,000	100,000,000

(Purchased on 1/31/13 to be repurchased at $100,000,444, collateralized by various U.S. government sponsored agency obligations, 1.57% to 1.71% due from 1/08/20 to 1/15/20, aggregate par and fair value of $103,275,000 and $102,000,905, respectively)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.16%, 2/01/13	$600,000	$600,000,000

(Purchased on 1/31/13 to be repurchased at $600,002,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.50% due from 7/24/13 to 10/11/22, aggregate par and fair value of $608,062,000 and $612,000,115, respectively)

Deutsche Bank Securities Inc.,
0.17%, 2/01/13	500,000	500,000,000

(Purchased on 1/31/13 to be repurchased at $500,002,361, collateralized by various U.S. government sponsored agency obligations, 0.00% to 81.13% due from 1/15/26 to 1/15/43, aggregate par and fair value of $2,441,042,158 and $537,910,324, respectively)

Deutsche Bank Securities Inc.,
0.26%, 2/01/13 (g)	375,000	375,000,000

(Purchased on 10/19/12 to be repurchased at $375,284,375, collateralized by various U.S. government sponsored agency obligations, 0.00% to 119.81% due from 1/01/16 to 6/01/47, aggregate par and fair value of $4,548,730,906 and $400,792,722, respectively)

Deutsche Bank Securities Inc.,
0.50%, 2/01/13 (g)	221,500	221,500,000

(Purchased on 10/19/12 to be repurchased at $221,823,021, collateralized by various corporate/debt obligations, 0.00% to 9.13% due from 11/12/14 to 3/14/51, aggregate par and fair value of $3,476,128,296 and $263,256,969, respectively)

Deutsche Bank Securities Inc.,
0.20%, 2/05/13 (g)	1,000,000	1,000,000,000

(Purchased on 11/23/12 to be repurchased at $1,000,405,556, collateralized by various U.S. government sponsored agency obligations, 0.00% to 27.58% due from 5/01/19 to 10/16/53, aggregate par and fair value of $4,650,032,088 and $1,054,592,814, respectively)

Deutsche Bank Securities Inc.,
0.19%, 2/07/13 (g)	1,000,000	1,000,000,000

(Purchased on 12/06/12 to be repurchased at $1,000,337,778, collateralized by various U.S. government sponsored agency obligations, 0.00% to 83.13% due from 4/15/18 to 3/20/62, aggregate par and fair value of $5,699,439,142 and $1,071,033,831, respectively)

14	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.50%, 2/07/13 (g)	$355,000	$355,000,000

(Purchased on 10/26/12 to be repurchased at $355,517,708, collateralized by various corporate/debt obligations, 0.00% to 9.87% due from 6/25/14 to 3/14/51, aggregate par and fair value of $1,846,357,253 and $411,107,922, respectively)

Deutsche Bank Securities Inc.,
0.50%, 2/07/13 (g)	199,250	199,250,000

(Purchased on 11/16/12 to be repurchased at $199,499,063, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.00% due from 9/15/16 to 3/14/51, aggregate par and fair value of $605,133,148 and $221,203,537, respectively)

Goldman Sachs & Co.,
0.12%, 2/07/13	950,000	950,000,000

(Purchased on 1/31/13 to be repurchased at $950,022,167, collateralized by Ginnie Mae Bond, 0.00% to 15.89% due from 10/20/37 to 1/20/43, aggregate par and fair value of $1,494,055,799 and $1,011,209,805, respectively)

HSBC Securities (USA) Inc.,
0.28%, 2/01/13	50,000	50,000,000

(Purchased on 1/31/13 to be repurchased at $50,000,389, collateralized by various foreign government and U.S. government sponsored agency obligations, 0.00% to 9.60% due from 5/02/13 to 1/26/39, aggregate par and fair value of $92,026,000 and $55,975,786, respectively)

JPMorgan Securities LLC,
0.31%, 2/01/13	100,000	100,000,000

(Purchased on 1/31/13 to be repurchased at $100,000,861, collateralized by various corporate/debt obligations, 0.75% to 12.50% due from 1/15/14 to 3/15/72, aggregate par and fair value of $100,159,560 and $105,004,274, respectively)

JPMorgan Securities LLC,
0.56%, 2/01/13	25,000	25,000,000

(Purchased on 1/31/13 to be repurchased at $25,000,389, collateralized by various corporate/debt obligations, 0.25% to 6.42% due from 2/25/35 to 6/25/47, aggregate par and fair value of $115,465,646 and $31,250,492, respectively)

JPMorgan Securities LLC,
0.61%, 2/19/13	299,250	299,250,000

(Purchased on 11/19/12 to be repurchased at $299,716,498, collateralized by various corporate/debt obligations, 0.00% to 8.11% due from 1/02/18 to 3/25/49, aggregate par and fair value of $1,033,813,676 and $374,062,788, respectively)

Repurchase Agreements	Par (000)	Value

JPMorgan Securities LLC,
0.63%, 3/19/13	$180,000	$180,000,000

(Purchased on 12/19/12 to be repurchased at $180,283,500, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.22% due from 10/25/13 to 2/15/51, aggregate par and fair value of $5,005,455,668 and $225,000,784, respectively)

JPMorgan Securities LLC,
0.66%, 4/08/13	200,000	200,000,000

(Purchased on 1/08/13 to be repurchased at $200,330,000, collateralized by various corporate/debt obligations, 0.29% to 6.19% due from 8/25/21 to 6/25/47, aggregate par and fair value of $528,236,064 and $250,002,719, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.16%, 2/01/13	1,000,000	1,000,000,000

(Purchased on 1/31/13 to be repurchased at $1,000,004,444, collateralized by various U.S. government sponsored agency obligations, 0.00% to 17.00% due from 11/15/22 to 2/25/43, aggregate par and fair value of $15,523,426,542 and $1,070,000,000, respectively)

PNC Bank N.A.,
0.17%, 2/01/13 (h)	23,000	23,000,000

(Purchased on 1/31/13 to be repurchased at $23,000,109, collateralized by Freddie Mac Notes, 0.00% to 4.00% due from 9/01/25 to 6/01/42, aggregate par and fair value of $324,012,479 and $344,864,745, respectively)

UBS Securities LLC,
0.15%, 2/01/13	60,000	60,000,000

(Purchased on 1/31/13 to be repurchased at $60,000,250, collateralized by various U.S. government sponsored agency obligations, 1.26% to 2.00% due from 1/25/39 to 9/15/40, aggregate par and fair value of $102,032,801 and $64,200,000, respectively)

UBS Securities LLC,
0.34%, 2/01/13	175,000	175,000,000

(Purchased on 1/31/13 to be repurchased at $175,001,653, collateralized by various corporate/debt obligations, 0.00% to 14.25% due from 3/01/13 to 12/29/49, aggregate par and fair value of $314,954,778 and $209,965,902, respectively)

Total Repurchase Agreements — 15.5%		8,268,000,000

Total Investments (Cost $53,570,906,991*) — 100.3%		53,570,906,991
Liabilities in Excess of Other Assets — (0.3)%		(166,487,101)

Net Assets — 100.0%		$53,404,419,890

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	15

Schedule of Investments (concluded)	TempFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer is a US branch of a foreign domiciled bank.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2012	Net Activity (Par)	Par at January 31, 2013	Income
PNC Bank N.A.	$48,000,000	$(25,000,000)	$23,000,000	$62,215

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$53,570,906,991	–	$53,570,906,991

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $148,411 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

16	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	T-Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.14%, 4/04/13	$450,000	$449,892,189
0.14%, 4/11/13	400,000	399,890,573
0.15%, 4/18/13	550,000	549,825,833
0.15%, 4/25/13	205,000	204,929,133
0.16%, 5/02/13	300,000	299,880,000
0.18%, 5/02/13	100,000	99,954,250
0.15%, 5/09/13	270,000	269,890,875
0.15%, 5/16/13	285,000	284,877,985
0.14%, 5/23/13	225,000	224,902,875
0.19%, 5/30/13	47,500	47,470,418
0.14%, 6/06/13	150,000	149,927,083
0.13%, 6/27/13	350,000	349,815,472
0.13%, 7/05/13	300,000	299,833,167
0.11%, 8/01/13	100,000	99,943,438
0.20%, 8/22/13	100,000	99,890,583
0.18%, 11/14/13	275,000	274,606,750
U.S. Treasury Notes:
0.63%, 4/30/13	110,000	110,117,185
0.50%, 5/31/13	188,500	188,671,744
1.00%, 7/15/13	200,000	200,682,898
0.38%, 7/31/13	100,000	100,094,773
0.50%, 10/15/13	299,550	300,270,634
0.25%, 10/31/13	90,000	90,063,283
0.50%, 11/15/13	393,400	394,336,527
0.25%, 11/30/13	260,000	260,123,870
1.00%, 1/15/14	122,000	122,935,754
0.25%, 1/31/14	157,000	157,107,840
0.25%, 2/28/14	139,300	139,397,453

Total U.S. Treasury Obligations — 31.3%		6,169,332,585

Repurchase Agreements

Barclays Capital, Inc.,
0.13%, 2/01/13	464,065	464,065,000

(Purchased on 1/31/13 to be repurchased at $464,066,676, collateralized by U.S. Treasury Note, 0.25% to 0.88% due from 9/15/15 to 2/28/17, aggregate par and fair value of $473,677,200 and $473,346,342, respectively)

Barclays Capital, Inc.,
0.06%, 2/06/13	300,000	300,000,000

(Purchased on 1/30/13 to be repurchased at $300,003,500, collateralized by various U.S. Treasury obligations, 0.00% to 1.00% due from 3/31/17 to 11/15/39, aggregate par and fair value of $672,537,482 and $306,000,062, respectively)

Citigroup Global Markets, Inc.,
0.13%, 2/01/13	1,084,000	1,084,000,000

(Purchased on 1/31/13 to be repurchased at $1,084,003,914, collateralized by various U.S. Treasury obligations, 0.13% to 6.38% due from 7/15/14 to 8/15/27, aggregate par and fair value of $856,064,700 and $1,105,680,033, respectively)

Repurchase Agreements	Par (000)	Value

Citigroup Global Markets, Inc.,
0.10%, 2/07/13	$385,000	$385,000,000

(Purchased on 1/31/13 to be repurchased at $385,007,486, collateralized by various U.S. Treasury obligations, 1.25% to 2.38% due from 10/31/15 to 1/15/17, aggregate par and fair value of $349,797,200 and $392,700,079, respectively)

Credit Suisse Securities (USA) LLC,
0.12%, 2/01/13	190,000	190,000,000

(Purchased on 1/25/13 to be repurchased at $190,004,433, collateralized by U.S. Treasury Notes, 1.25% to 2.00% due from 11/30/13 to 9/30/15, aggregate par and fair value of $188,728,700 and $193,804,176, respectively)

Credit Suisse Securities (USA) LLC,
0.13%, 2/01/13	1,310,000	1,310,000,000

(Purchased on 1/31/13 to be repurchased at $1,310,004,731, collateralized by U.S. Treasury Notes, 0.25% to 1.63% due from 12/15/13 to 8/15/22, aggregate par and fair value of $1,338,356,400 and $1,336,202,863, respectively)

Deutsche Bank Securities Inc.,
0.15%, 2/01/13	367,000	367,000,000
(Purchased on 1/31/13 to be repurchased at $367,001,529, collateralized by U.S. Treasury Bond, 4.38% due at 2/15/38, par and fair value of $296,963,100 and $374,340,017, respectively)
Deutsche Bank Securities Inc.,
0.11%, 2/07/13 (b)	900,000	900,000,000

(Purchased on 1/18/13 to be repurchased at $900,154,000, collateralized by various U.S. Treasury obligations, 0.00% to 9.13% due from 2/15/13 to 11/15/42, aggregate par and fair value of $1,230,614,803 and $918,000,027, respectively)

Deutsche Bank Securities Inc.,
0.13%, 2/07/13 (b)	500,000	500,000,000

(Purchased on 1/14/13 to be repurchased at $500,164,306, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 2/28/13 to 2/15/42, aggregate par and fair value of $622,483,396 and $510,000,087, respectively)

Deutsche Bank Securities Inc.,
0.18%, 2/07/13 (b)	450,000	450,000,000

(Purchased on 12/06/12 to be repurchased at $450,144,000, collateralized by various U.S. Treasury obligations, 0.00% to 7.13% due from 4/30/13 to 5/15/42, aggregate par and fair value of $731,243,286 and $459,000,000, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	17

Schedule of Investments (continued)	T-Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Goldman Sachs & Co.,
0.11%, 2/01/13	$150,000	$150,000,000
(Purchased on 1/25/13 to be repurchased at $150,003,208, collateralized by various U.S. Treasury obligations, 0.13% due at 1/15/23, par and fair value of $143,686,900 and $153,000,007, respectively)
Goldman Sachs & Co.,
0.06%, 2/06/13	515,000	515,000,000

(Purchased on 1/30/13 to be repurchased at $515,006,008, collateralized by various U.S. Treasury obligations, 0.13% to 2.50% due from 7/15/16 to 4/15/17, aggregate par and fair value of $417,039,200 and $525,300,045, respectively)

Goldman Sachs & Co.,
0.10%, 2/07/13	250,000	250,000,000

(Purchased on 1/31/13 to be repurchased at $250,004,861, collateralized by various U.S. Treasury Inflation Indexed Notes, 0.13% due at 7/15/22, par and fair value of $236,583,322 and $255,000,001, respectively)

Goldman Sachs & Co.,
0.13%, 2/07/13 (b)	590,000	590,000,000

(Purchased on 1/24/13 to be repurchased at $590,068,178, collateralized by various U.S. Treasury obligations, 0.50% to 2.50% due from 4/15/15 to 7/15/16, aggregate par and fair value of $481,091,300 and $601,800,091, respectively)

HSBC Securities (USA) Inc.,
0.11%, 2/01/13	860,000	860,000,000

(Purchased on 1/25/13 to be repurchased at $860,018,394, collateralized by U.S. Treasury Note, 0.00% due from 8/15/14 to 11/15/42, aggregate par and fair value of $1,384,718,673 and $877,202,296, respectively)

HSBC Securities (USA) Inc.,
0.13%, 2/01/13	1,041,000	1,041,000,000

(Purchased on 1/31/13 to be repurchased at $1,041,003,759, collateralized by various U.S. Treasury obligations, 0.00% to 4.75% due from 2/15/23 to 11/15/42, aggregate par and fair value of $1,810,442,937 and $1,061,825,241, respectively)

HSBC Securities (USA) Inc.,
0.06%, 2/06/13	470,000	470,000,000

(Purchased on 1/30/13 to be repurchased at $470,005,483, collateralized by U.S. Treasury Note, 0.00% due from 8/15/16 to 11/15/35, aggregate par and fair value of $731,486,449 and $479,400,803, respectively)

JPMorgan Securities LLC,
0.13%, 2/01/13	993,000	993,000,000

(Purchased on 1/31/13 to be repurchased at $993,003,586, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 2/15/14 to 8/15/40, aggregate par and fair value of $1,206,970,306 and $1,012,862,877, respectively)

Repurchase Agreements	Par (000)	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.13%, 2/01/13	$747,000	$747,000,000

(Purchased on 1/31/13 to be repurchased at $747,002,698, collateralized by U.S. Treasury Notes, 0.25% to 2.75% due from 10/31/13 to 8/15/22, aggregate par and fair value of $739,930,000 and $761,940,071, respectively)

Morgan Stanley & Co. LLC,
0.14%, 2/01/13	635,416	635,416,000

(Purchased on 1/31/13 to be repurchased at $635,418,471, collateralized by U.S. Treasury Notes, 0.25% to 0.75% due from 5/15/15 to 10/31/17, par and fair value of $649,294,156 and $648,124,354, respectively)

RBS Securities Inc.,
0.12%, 2/01/13	250,000	250,000,000

(Purchased on 1/31/13 to be repurchased at $250,000,833, collateralized by various U.S. Treasury obligations, 2.00% to 2.13% due from 1/15/16 to 2/15/41, aggregate par and fair value of $174,961,000 and $255,004,928, respectively)

RBS Securities Inc.,
0.13%, 2/01/13	296,000	296,000,000
(Purchased on 1/31/13 to be repurchased at $296,001,069, collateralized by U.S. Treasury Bond, 2.13% due at 2/15/41, par and fair value of $200,510,000 and $301,921,148, respectively)
RBS Securities Inc.,
0.13%, 2/07/13 (b)	492,000	492,000,000
(Purchased on 1/15/13 to be repurchased at $492,055,077, collateralized by U.S. Treasury Bond, 3.63% due at 4/15/28, par and fair value of $225,555,000 and $501,843,344, respectively)
UBS Securities LLC,
0.13%, 2/01/13	290,000	290,000,000

(Purchased on 1/31/13 to be repurchased at $290,001,047, collateralized by various U.S. Treasury obligations, 1.38% to 6.88% due from 3/15/13 to 8/15/25, aggregate par and fair value of $242,922,500 and $295,800,012, respectively)

Total Repurchase Agreements — 68.7%		13,529,481,000

Total Investments (Cost $19,698,813,585*) — 100.0%		19,698,813,585
Other Assets Less Liabilities — 0.0%		399,694

Net Assets — 100.0%	$19,699,213,279

18	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (concluded)	T-Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$19,698,813,585	–	$19,698,813,585

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $1,105,140 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	19

Schedule of Investments January 31, 2013 (Unaudited)	Treasury Trust Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.01%, 2/07/13	$250,000	$249,999,479
0.06%, 2/07/13	70,195	70,194,298
0.09%, 2/07/13	375,105	375,099,217
0.10%, 2/07/13	120,000	119,997,940
0.11%, 2/07/13	180,000	179,996,850
0.13%, 2/07/13	53,000	52,998,852
0.14%, 2/07/13	30,000	29,999,300
0.02%, 2/14/13	70,214	70,213,493
0.03%, 2/14/13	64,000	63,999,422
0.10%, 2/14/13	212,550	212,542,708
0.11%, 2/14/13	300,000	299,988,625
0.15%, 2/14/13	50,000	49,997,382
0.03%, 2/21/13	82,773	82,771,620
0.05%, 2/21/13	100,000	99,997,222
0.06%, 2/21/13	994,000	993,969,628
0.09%, 2/21/13	210,000	209,989,500
0.09%, 3/14/13	245,000	244,974,887
0.14%, 3/14/13	50,000	49,992,028
0.14%, 3/21/13	194,000	193,965,080
0.06%, 3/28/13	9,000	8,999,175
0.07%, 3/28/13	339,945	339,908,645
0.09%, 3/28/13	250,000	249,967,534
0.14%, 3/28/13	90,000	89,980,588

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (concluded) (a)
0.07%, 4/04/13	$63,000	$62,992,948
0.09%, 4/04/13	300,000	299,953,500
0.14%, 4/04/13	60,000	59,985,533
0.08%, 4/11/13	160,000	159,977,000
0.15%, 4/11/13	50,000	49,986,104
0.08%, 4/18/13	650,000	649,897,083
0.15%, 4/18/13	50,000	49,984,167
0.08%, 4/25/13	240,000	239,958,500
0.15%, 4/25/13	50,000	49,982,708
0.08%, 5/02/13	218,000	217,956,744
0.16%, 5/02/13	75,000	74,970,000
0.15%, 5/30/13	50,000	49,976,236
0.13%, 6/27/13	150,000	149,920,917
0.13%, 7/05/13	200,000	199,888,778
U.S. Treasury Notes:
1.38%, 2/15/13	25,000	25,012,270
0.25%, 2/28/14	23,300	23,316,300

Total U.S. Treasury Obligations — 100.0%		6,703,302,261

Total Investments (Cost $6,703,302,261*) — 100.0%		6,703,302,261
Liabilities in Excess of Other Assets — (0.0)%		(336,232)

Net Assets — 100.0%		$6,702,966,029

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$6,703,302,261	–	$6,703,302,261

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $3,976 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

20	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.6%
Alabama Parrish Industrial Development Board PCRB (Alabama Power Co. Project) Series 1994 VRDN, 0.12%, 2/01/13 (a)	$3,000	$3,000,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.09%, 2/01/13 (a)	2,600	2,600,000
Columbia IDRB (Alabama Power Co. Project) Series 1998 VRDN, 0.11%, 2/01/13 (a)	1,200	1,200,000

		6,800,000

Alaska — 0.3%
Alaska Student Loan Corp. RB Series 2012B-1 Mandatory Put Bonds AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/03/13 (a)	700	700,000

Arizona — 0.2%
Casa Grande IDA RB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.24%, 2/07/13 (a)	415	415,000

Arkansas — 0.7%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Fannie Mae Credit Support, Ginnie Mae Credit Support, State Street Bank & Trust Co. SBPA), 0.18%, 2/07/13 (a)	1,800	1,800,000

California — 6.1%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.14%, 2/01/13 (a)	2,700	2,700,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	2,500	2,500,000
California Statewide Communities Development Authority RB Series 2009 MB, 4.00%, 6/15/13	2,000	2,027,417
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.18%, 2/07/13 (a)(b)(c)	1,330	1,330,000
Irvine Unified School District Special Tax RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.12%, 2/01/13 (a)	3,300	3,300,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.14%, 4/01/13 (a)(b)	1,300	1,300,000
Los Angeles Regional Airports Improvement Corporation Lease Revenue RB (Laxfuel Corp. Project) Series 2012-80C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.15%, 2/07/13 (a)(b)	2,000	2,000,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. SBPA, Deutsche Bank A.G. Guaranty), 0.18%, 2/07/13 (a)(b)(c)	1,030	1,030,000

		16,187,417

Connecticut — 0.9%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	2,285	2,293,299

Municipal Bonds	Par (000)	Value

Florida — 5.9%
Charlotte County Utility System Revenue RB Series 2003A VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.39%, 2/07/13 (a)	$800	$800,000
Kissimmee Utility Authority Series 2013-00-B TECP (JPMorgan Chase Bank N.A. SBPA), 0.21%, 2/01/13	13,550	13,550,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.21%, 8/29/13 (a)	1,100	1,100,000

		15,450,000

Georgia — 1.1%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 2/07/13 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 2/07/13 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 2/07/13 (a)	1,000	1,000,000

		3,000,000

Illinois — 2.1%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.36%, 2/07/13 (a)	1,650	1,650,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.55%, 2/07/13 (a)(b)(c)	1,145	1,145,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.45%, 2/07/13 (a)	2,315	2,315,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 2/07/13 (a)(b)(c)	500	500,000

		5,610,000

Iowa — 3.7%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.27%, 2/07/13 (a)	9,800	9,800,000

Kansas — 2.1%
Leawood GO Series 2012-1, 1.50%, 9/01/13	5,565	5,604,546

Kentucky — 1.1%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN, 0.35%, 2/07/13 (a)	1,780	1,780,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.39%, 2/07/13 (a)	1,100	1,100,000

		2,880,000

Louisiana — 4.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.25%, 2/07/13 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN (BASF Corp. Obligor), 0.25%, 2/07/13 (a)	6,000	6,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	21

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 2/07/13 (a)	$590	$590,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN (Air Products & Chemicals Obligor), 0.10%, 2/01/13 (a)	1,700	1,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.10%, 2/01/13 (a)	2,000	2,000,000

		12,690,000

Maryland — 1.3%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 2/07/13 (a)	2,050	2,050,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/07/13 (a)	1,495	1,495,000

		3,545,000

Massachusetts — 1.4%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	2,250	2,258,293
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.19%, 8/29/13 (a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.19%, 8/29/13 (a)	495	495,000

		3,753,293

Michigan — 4.0%
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.31%, 2/07/13 (a)(b)(c)	800	800,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window (Ascension Health Corporate Obligor), 0.19%, 8/29/13 (a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 2/07/13 (a)	2,200	2,200,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 2/07/13 (a)	1,800	1,800,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.13%, 2/01/13 (a)	1,150	1,150,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.37%, 2/07/13 (a)	1,000	1,000,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.20%, 2/07/13 (a)	500	500,000

		10,450,000

Municipal Bonds	Par (000)	Value

Minnesota — 0.1%
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Children’s Hospital Clinic Project) Series 2007A VRDN (AGM Insurance, U.S. Bank N.A. SBPA), 0.19%, 2/01/13 (a)	$125	$125,000

Missouri — 2.3%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.32%, 2/07/13 (a)	2,025	2,025,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.25%, 2/07/13 (a)	4,000	4,000,000

		6,025,000

Nevada — 2.1%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 AMT, 2.00%, 7/01/13	3,100	3,120,245
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	2,300	2,315,554

		5,435,799

New Hampshire — 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 2/07/13 (a)	845	845,000

New Jersey — 2.0%
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	300	300,809
New Jersey RB Series 2012C TRAN, 2.50%, 6/27/13	2,200	2,218,964
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	600	602,346
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	2,200	2,201,680

		5,323,799

New York — 1.4%
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	1,000	1,001,845
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.29%, 2/07/13 (a)	2,000	2,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2006-CC2 VRDN (Bank of Nova Scotia SBPA), 0.10%, 2/01/13 (a)	700	700,000

		3,701,845

North Carolina — 0.7%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.20%, 2/07/13 (a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.27%, 2/07/13 (a)	280	280,000

		1,730,000

22	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 6.0%
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	$3,100	$3,100,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.15%, 2/07/13 (a)	7,800	7,800,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	1,250	1,250,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	1,250	1,250,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	600	601,308
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	700	703,529
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	1,100	1,105,545

		15,810,382

Oklahoma — 1.5%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.24%, 2/07/13 (a)	3,850	3,850,000

Pennsylvania — 1.7%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Obligor), 0.25%, 2/07/13 (a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.40%, 2/07/13 (a)	2,600	2,600,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.19%, 2/07/13 (a)(b)(c)	1,700	1,700,000

		4,600,000

South Dakota — 1.4%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (AgCountry Farm Credit LOC, AgriBank FCB LOC), 0.20%, 2/07/13 (a)	3,800	3,800,000

Tennessee — 2.6%
Maury County GO Series 2012B MB, 1.00%, 4/01/13	325	325,289
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window (Ascension Health System Obligor), 0.19%, 8/29/13 (a)	5,900	5,900,000
Tennessee Housing Development Agency RB (Homeownership Project) PUTTERS Series 2008-2A-4191 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.15%, 2/07/13 (a)(b)(c)	505	505,000

		6,730,289

Texas — 3.5%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Corp. Obligor), 0.25%, 2/07/13 (a)	5,000	5,000,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.09%, 2/01/13 (a)	545	545,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 2/07/13 (a)	2,250	2,250,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.13%, 2/07/13 (a)	$500	$500,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	400	400,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	565	565,000

		9,260,000

Utah — 3.0%
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003D VRDN (IHC Health Guaranty), 0.09%, 2/01/13 (a)	8,000	8,000,000

Virginia — 1.2%
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN 7 Month Window, 0.18%, 8/29/13 (a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 2/01/13 (a)	1,585	1,585,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.15%, 2/07/13 (a)(c)	30	30,000

		3,115,000

Washington — 0.3%
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 2/07/13 (a)(b)(c)	795	795,000

Wisconsin — 5.8%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.19%, 2/07/13 (a)	2,480	2,480,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 2/07/13 (a)	1,260	1,260,000
Wisconsin Petroleum Inspection Fee Revenue Series 2012 TECP, 0.26%, 2/06/13	5,150	5,150,000
Wisconsin Series 2012-8 TECP, 0.24%, 2/06/13	6,500	6,500,000

		15,390,000

Wyoming — 3.8%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.20%, 2/07/13 (a)	4,000	4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.19%, 2/07/13 (a)(b)(c)	6,035	6,035,000

		10,035,000

Total Municipal Bonds — 78.0%		205,550,669

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	23

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(b)	Par (000)	Value

California — 9.5%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.20%, 2/07/13	$5,000	$5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 2/07/13	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 2/07/13	10,000	10,000,000

		25,000,000

Multi-State — 4.8%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.17%, 2/07/13	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.24%, 2/07/13	2,900	2,900,000

		12,700,000

New Jersey — 2.3%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/13	4,000	4,000,000

Closed-End Investment Companies (a)(b)	Par (000)	Value

New Jersey (concluded)
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 2/07/13	$2,000	$2,000,000

		6,000,000

New York — 3.2%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 2/07/13	8,500	8,500,000

Pennsylvania — 2.1%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.22%, 2/07/13	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (RBC Capital Markets Liquidity Facility), 0.22%, 2/07/13	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies — 21.9%		57,700,000

Total Investments (Cost $263,250,669*) — 99.9%		263,250,669
Other Assets Less Liabilities — 0.1%		331,614

Net Assets — 100.0%		$263,582,283

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

24	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (concluded)	MuniCash

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$263,250,669	–	$263,250,669

[1] See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $152,769 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	25

Schedule of Investments January 31, 2013 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.3%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.13%, 2/07/13 (a)	$5,320	$5,320,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.10%, 2/07/13 (a)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.14%, 2/07/13 (a)	4,840	4,840,000

		20,160,000

Arizona — 1.3%
Arizona Health Facilities Authority RB PUTTERS (Banner Health Project) Series 2008-4511 VRDN, 0.13%, 2/07/13 (a)(b)(c)	14,620	14,620,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc SBPA), 0.13%, 2/07/13 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009 ROC-RR-II- R-12276 VRDN (Citibank N.A. SBPA), 0.13%, 2/07/13 (a)(b)(c)	5,000	5,000,000

		20,820,000

Arkansas — 0.3%
Fort Smith Sales & Use Tax RB Series 2012 MB, 1.00%, 5/01/13	4,300	4,306,910

California — 15.2%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.14%, 2/01/13 (a)	8,100	8,100,000
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	5,697	5,697,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.15%, 2/07/13 (a)	2,950	2,950,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	68,700	69,180,605
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	16,100	16,226,467
California School Cash Reserve Program Authority RB Series 2012A TRAN, 2.00%, 3/01/13	3,200	3,204,317
California School Cash Reserve Program Authority RB Series 2012C TRAN, 2.00%, 2/01/13	8,400	8,400,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN, 0.27%, 2/07/13 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.18%, 2/07/13 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.10%, 2/07/13 (a)(b)(c)	10,197	10,197,000

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Community College District GO Municipal Trust Receipts Floaters Series 2009-2984 VRDN (Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	$7,500	$7,500,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.14%, 4/01/13 (a)(b)	7,100	7,100,000
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.15%, 5/01/13 (a)	5,475	5,475,000
Sacramento Unified School District GO Municipal Trust Receipts Floater Series 2012-45C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	10,000	10,000,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 2/07/13 (a)	6,750	6,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	10,780	10,780,000
Santa Clara County GO PUTTERS Series 2009-4642 VRDN, 0.10%, 2/07/13 (a)(b)(c)	30,000	30,000,000

		237,435,389

Colorado — 2.1%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.12%, 2/07/13 (a)	9,250	9,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.12%, 2/07/13 (a)	5,645	5,645,000
Base Village Metropolitan District No. 2 GO Series 2008A VRDN (U.S. Bank N.A. LOC), 0.11%, 2/07/13 (a)	3,545	3,545,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.11%, 2/07/13 (a)	1,150	1,150,000
Commerce Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.11%, 2/07/13 (a)	8,525	8,525,000
Meridian Health System GO Series 2009 VRDN (U.S. Bank N.A. LOC), 0.11%, 2/07/13 (a)	2,075	2,075,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.11%, 2/07/13 (a)	845	845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 2/07/13 (a)	2,500	2,500,000

		33,535,000

26	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut — 0.1%
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008K-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 2/07/13 (a)	$1,250	$1,250,000

Delaware — 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	1,725	1,725,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/13 (a)	740	740,000

		2,465,000

District of Columbia — 2.2%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, AGM Insurance, Deutsche Bank A.G. SBPA), 0.11%, 2/07/13 (a)(b)(c)	16,578	16,578,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	1,700	1,700,000
District of Columbia RB Municipal Trust Receipts Floaters (National Public Radio Project) Series 2010-3163 VRDN (Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	16,125	16,125,000

		34,403,000

Florida — 7.0%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	4,830	4,830,000
Florida GO Series 2010A MB, 5.00%, 6/01/13	1,260	1,279,876
JEA Water & Sewer System RB Municipal Trust Receipts Floater Series 2005B-10C VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	7,325	7,325,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 2/07/13 (a)(b)(c)	10,947	10,947,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 2/07/13 (a)(b)(c)	16,835	16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.21%, 8/29/13 (a)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Floaters Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.15%, 2/07/13 (a)(b)(c)	6,700	6,700,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bankof America N.A. SBPA), 0.17%, 2/07/13 (a)(b)(c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	$21,000	$21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 2/07/13 (a)(b)(c)	7,820	7,820,000

		109,696,876

Georgia — 0.7%
Bartow County School District GO Series 2010A MB, 4.00%, 10/01/13	5,275	5,406,203
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.15%, 2/07/13 (a)	1,950	1,950,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	2,900	2,900,000

		10,256,203

Illinois — 4.2%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.19%, 2/07/13 (a)(b)(c)	5,700	5,700,000
Chicago Board of Education GO Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 2/01/13 (a)	4,400	4,400,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 2/07/13 (a)	18,340	18,340,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 2/07/13 (a)	7,350	7,350,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN, 0.27%, 2/07/13 (a)(b)(c)	8,735	8,735,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 2/07/13 (a)(b)(c)	3,300	3,300,000
Illinois RB Series 2012A MB, 2.00%, 6/15/13	3,900	3,924,656
Regional Transportation Authority RB PUTTERS Series 2011-714 VRDN (Bank of America N.A. SBPA), 0.09%, 2/07/13 (a)(b)(c)	3,365	3,365,000
Springfield RB Series 2008 ROC-RR-II-R- 11486PB VRDN (PB Capital Corp. SBPA), 0.13%, 2/07/13 (a)(b)(c)	10,065	10,065,000
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO (School Building Project) Series 2003A MB, 5.00%, 7/01/13	550	560,691

		65,740,347

Indiana — 0.6%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 2/07/13 (a)	1,700	1,700,000
Indiana Bond Bank RB (Revolving Fund Project) Series 2001A MB, 5.38%, 2/01/13	4,810	4,810,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.11%, 2/07/13 (a)	2,600	2,600,000

		9,110,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	27

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Iowa — 3.2%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.27%, 2/07/13 (a)	$50,000	$50,000,000

Kentucky — 0.7%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.10%, 2/07/13 (a)	2,345	2,345,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.39%, 2/07/13 (a)	8,800	8,800,000

		11,145,000

Louisiana — 4.1%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.20%, 2/07/13 (a)	4,935	4,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN (BASF Corp. Obligor), 0.22%, 2/07/13 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN (Air Products & Chemicals Obligor), 0.10%, 2/01/13 (a)	10,500	10,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.10%, 2/01/13 (a)	4,000	4,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.09%, 2/07/13 (a)	36,950	36,950,000

		63,885,000

Maryland — 3.0%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	3,625	3,625,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/13 (a)	1,675	1,675,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	2,775	2,775,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	9,000	9,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/13 (a)	1,500	1,500,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 2/07/13 (a)	2,615	2,615,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	1,535	1,535,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/13 (a)	1,995	1,995,000

Municipal Bonds	Par (000)	Value

Maryland (concluded)
University System of Maryland COP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.30%, 2/07/13 (a)	$780	$780,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	4,195	4,195,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 2/07/13 (a)	9,425	9,425,000

		47,520,000

Massachusetts — 2.6%
Bourne GO Series 2012 MB, 2.00%, 12/15/13	600	608,835
Dracut GO Series 2012 BAN, 2.00%, 2/22/13	10,550	10,560,621
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.19%, 8/29/13 (a)	2,000	2,000,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 1997P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 2/07/13 (a)	24,700	24,700,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.19%, 8/29/13 (a)	2,615	2,615,000

		40,484,456

Michigan — 1.2%
Brighton Township Sanitation Sewer Drainage District GO Series 2005 MB, 4.00%, 10/01/13	175	179,222
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.45%, 2/07/13 (a)(b)(c)	8,000	8,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.19%, 8/29/13 (a)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window (Ascension Health Corporate Obligor), 0.19%, 8/29/13 (a)	4,520	4,520,000

		17,899,222

Mississippi — 1.8%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN (Chevron Corp. Guaranty), 0.10%, 2/01/13 (a)	5,595	5,595,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.10%, 2/01/13 (a)	8,180	8,180,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.10%, 2/01/13 (a)	11,795	11,795,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.10%, 2/01/13 (a)	2,600	2,600,000

		28,170,000

Missouri — 0.0%
University of Missouri RB (System Facilities Project) Series 2006A MB, 4.00%, 11/01/13	120	123,211

28	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State — 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.19%, 2/07/13 (a)(b)(c)	$1,700	$1,700,000

Nevada — 1.7%
Clark County Airport System RB Series 2012A-2, 2.00%, 7/01/13	14,700	14,799,407
Las Vegas Valley Water District GO Series 2012- RR-II-R-14040PB VRDN (PB Capital Corp. SBPA), 0.12%, 2/07/13 (a)(b)(c)	12,460	12,460,000

		27,259,407

New Jersey — 5.4%
Gloucester County GO Series 2012A BAN, 1.00%, 9/25/13	2,600	2,612,575
Morris County GO Series 2012B MB, 1.00%, 12/15/13	700	704,547
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.09%, 2/07/13 (a)	1,040	1,040,000
New Jersey RB Series 2012C TRAN, 2.50%, 6/27/13	80,000	80,689,600

		85,046,722

New York — 3.7%
New York City GO Series 2012A-3 VRDN (Mizuho Corporate Bank LOC), 0.11%, 2/01/13 (a)	6,395	6,395,000
New York City GO Series 2012G-5 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 2/01/13 (a)	17,200	17,200,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 2/01/13 (a)	3,100	3,100,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 2/07/13 (a)	2,195	2,195,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.11%, 2/01/13 (a)	7,500	7,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.09%, 2/01/13 (a)	11,700	11,700,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	7,500	7,500,000
New York State Dormitory Authority RB (School Districts Financing Program Project) Series 2012G MB, 2.00%, 4/01/13	2,100	2,105,869
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2011A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 2/07/13 (a)	200	200,000

		57,895,869

North Carolina — 7.4%
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 2/07/13 (a)	500	500,000
Charlotte Series 2012 TECP (Wells Fargo Bank N.A. SBPA):
0.18%, 3/14/13	2,581	2,581,000
0.24%, 3/14/13	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	8,105	8,105,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	$3,320	$3,320,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.09%, 2/01/13 (a)	5,700	5,700,000
Mecklenburg County COP Series 2013A MB, 0.14%, 2/07/13 (a)	3,000	3,000,000
Mecklenburg County GO Series 2009D VRDN 7 Month Window, 0.20%, 8/29/13 (a)	8,535	8,535,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	2,775	2,775,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	1,900	1,900,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.07%, 2/07/13 (a)	300	300,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.09%, 2/07/13 (a)	425	425,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	3,900	3,900,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.11%, 2/07/13 (a)	1,500	1,500,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 2/07/13 (a)	32,500	32,500,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 2/07/13 (a)	31,735	31,735,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.20%, 8/29/13 (a)	3,940	3,940,000

		115,666,000

Ohio — 3.2%
Columbus GO Series 2004-1 MB, 5.00%, 7/01/13	1,000	1,019,822
Columbus School District GO (School Facilities Construction & Improvement Project) Series 2003 MB, 5.00%, 6/03/13	800	812,637
Franklin County Hospital Facilities RB Municipal Trust Receipts Floaters (Nationwide Children Hospital Project) Series 2012A-0-46 VRDN (Royal Bank of Canada SBPA), 0.10%, 2/07/13 (a)(b)(c)	500	500,000
Lucas County GO Series 2012 BAN, 1.00%, 7/18/13	1,100	1,103,156
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.09%, 2/07/13 (a)	2,700	2,700,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	29

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.09%, 2/07/13 (a)	$2,500	$2,500,000
Ohio GO Series 2009K MB, 5.00%, 8/01/13	500	511,856
Ohio Hospital RB Municipal Trust Receipts Floaters (Cleveland Clinic Health System Obligated Group Project) Series 2009-56C VRDN (Wells Fargo & Co. Liquidity Facility), 0.10%, 2/07/13 (a)(b)(c)	20,770	20,770,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	9,000	9,000,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	8,500	8,500,000
Willoughby GO Series 2012 BAN, 1.00%, 8/09/13	2,500	2,509,217

		49,926,688

Oklahoma — 0.5%
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	8,092	8,092,000

Pennsylvania — 2.9%
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.08%, 2/07/13 (a)	20,390	20,390,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	10,680	10,680,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 2/07/13 (a)	9,800	9,800,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	4,850	4,850,000

		45,720,000

Puerto Rico — 1.2%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.10%, 2/07/13 (a)	100	100,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-284 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	8,085	8,085,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-285 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	10,840	10,840,000

		19,025,000

South Carolina — 0.2%
Horry County School District GO Series 2002A MB, 5.13%, 3/01/13	1,300	1,306,856
Richland County School District No. 1 GO Series 2012 MB, 1.00%, 3/01/13	2,100	2,101,240

		3,408,096

Tennessee — 2.5%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.10%, 2/07/13 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Memphis Regulatory Authority Series 2012A TECP, 0.18%, 5/03/13	$15,000	$15,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window (Ascension Health System Obligor), 0.19%, 8/29/13 (a)	14,755	14,755,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.13%, 2/07/13 (a)	4,870	4,870,000
Rutherford County GO Series 2004 MB, 5.00%, 4/01/13	1,000	1,007,762
Shelby GO Series 2012B MB, 2.00%, 3/01/13	2,085	2,087,818

		39,220,580

Texas — 12.1%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 2/07/13 (a)(b)(c)	3,500	3,500,000
Dallas GO (Equipment Acquisition Contractual Project) Series 2008 MB, 5.00%, 8/15/13	150	153,785
Harris County Culinary Education Facilities Finance Corp. (Methodist Hospital System Project) Series 2012-9C-1 TECP, 0.23%, 6/05/13	2,500	2,500,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.11%, 2/07/13 (a)(b)(c)	19,070	19,070,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 2/07/13 (a)(b)(c)	9,125	9,125,000
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.23%, 2/15/13 (a)	15,700	15,700,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.13%, 2/07/13 (a)	6,100	6,100,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.13%, 2/07/13 (a)	1,500	1,500,000
San Antonio Electric & Gas TECP (JPMorgan Chase & Co. Guaranty), 0.23%, 2/13/13	20,000	20,000,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	5,795	5,795,000
Texas GO (Community Mobility Funding Project) Austin Trust Series 2007-1026 VRDN (Bank of America N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	1,979	1,979,000
Texas GO (Water Financial Assistance Project) Series 2005A MB, 5.00%, 8/01/13	125	127,933
Texas GO Eagle Trust Receipts Floaters Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	5,700	5,700,000
Texas Industrial Development Corp. RB (NRG Energy Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.12%, 2/07/13 (a)	2,600	2,600,000
Texas RB PUTTERS Series 2012-4262 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.12%, 2/01/13 (a)(b)(c)	21,100	21,100,000

30	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas RB PUTTERS Series 2012-4263 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.12%, 2/01/13 (a)(b)(c)	$58,000	$58,000,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 2/07/13 (a)(b)(c)	16,845	16,845,000

		189,795,718

Virginia — 1.1%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.10%, 2/07/13 (a)	120	120,000
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN 7 Month Window, 0.18%, 8/29/13 (a)	7,000	7,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.08%, 2/07/13 (a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 2/01/13 (a)	4,000	4,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.10%, 2/07/13 (a)(b)(c)	1,700	1,700,000
Virginia Commonwealth Transportation Board RB Municipal Trust Receipts Floater Series 2012-44C VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 2/07/13 (a)(b)(c)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Public Building Authority RB
Series 2004D MB, 5.00%, 8/01/13	$500	$511,834

		16,831,834

Washington — 1.0%
Everett Water & Sewer Revenue RB Series 2013 MB, 3.00%, 12/01/13	600	613,128
King County GO Municipal Trust Receipts Floaters Series 2011-MT-789 VRDN (National Reinsurance Corp. Insurance, Bank of America N.A. SBPA), 0.13%, 2/07/13 (a)(b)(c)	6,415	6,415,000
King County Sewer Revenue Series 2012 TECP, 0.25%, 2/13/13	8,250	8,250,000

		15,278,128

Wisconsin — 5.3%
Wisconsin Extendible Series 2013 TECP, 0.20%, 6/03/13	32,760	32,760,000
Wisconsin Petroleum Inspection Fee Revenue Series 2012 TECP, 0.26%, 2/06/13	1,000	1,000,000
Wisconsin Series 2012-8 TECP:
0.24%, 2/06/13	36,000	36,000,000
0.24%, 2/12/13	12,600	12,600,000

		82,360,000

Total Investments (Cost $1,565,631,656*) — 100.1%		1,565,631,656
Liabilities in Excess of Other Assets — (0.1)%		(1,230,719)

Net Assets — 100.0%		$1,564,400,937

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	31

Schedule of Investments (concluded)	MuniFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$1,565,631,656	–	$1,565,631,656

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, a bank overdraft of $4,206 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

32	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 99.9%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.14%, 2/01/13 (a)	$8,900	$8,900,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.10%, 2/07/13 (a)(b)(c)	10,745	10,745,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.08%, 2/07/13 (a)	6,800	6,800,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 2/07/13 (a)	1,000	1,000,000
California Community College Financing Authority RB Series 2012A TRAN, 2.00%, 6/28/13	2,100	2,113,755
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC), 0.09%, 2/01/13 (a)	1,700	1,700,000
California GO (Daily Kindergarten University Project) Series 2004B-1 VRDN (Citibank N.A. LOC), 0.10%, 2/01/13 (a)	5,000	5,000,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	16,555	16,555,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	4,000	4,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.10%, 2/07/13 (a)	8,300	8,300,000
California Health Facilities Financing Authority RB (Dignity Health Project) SPEARS Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	3,000	3,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.10%, 2/07/13 (a)	1,670	1,670,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 2/07/13 (a)	700	700,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.18%, 8/29/13 (a)	3,000	3,000,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.14%, 5/01/13 (a)(b)	7,600	7,600,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009C VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.10%, 2/01/13 (a)	3,600	3,600,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 2/01/13 (a)	4,350	4,350,000
California Municipal Finance Authority RB (Chevron USA, Inc. Recovery Zone Project) Series 2010 VRDN (Chevron USA Inc. Guaranty), 0.07%, 2/01/13 (a)	2,600	2,600,000

Municipal Bonds	Par (000)	Value

California (continued)
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.15%, 2/07/13 (a)	$1,200	$1,200,000
California Pollution Control Financing Authority RB (Air Products & Chemicals Project) Series 1997 VRDN, 0.10%, 2/01/13 (a)	15,800	15,800,000
California Public Work Board Lease Revenue RB (Regents University Project) PUTTERS Series 2008-4159 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.11%, 2/07/13 (a)(b)(c)	6,275	6,275,000
California RB PUTTERS Series 2012A-1-4265 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 2/01/13 (a)(b)(c)	7,000	7,000,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	6,500	6,545,472
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	1,500	1,511,783
California School Cash Reserve Program Authority RB Series 2012A TRAN, 2.00%, 3/01/13	700	700,825
California School Cash Reserve Program Authority RB Series 2012F TRAN, 2.00%, 3/01/13	3,000	3,003,488
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.06%, 2/07/13 (a)	1,700	1,700,000
California Statewide Communities Development Authority RB Series 2009 MB, 4.00%, 6/15/13	1,300	1,317,823
Contra Costa Water District Series 2012 TECP, 0.18%, 4/01/13	2,400	2,400,000
Davis Joint Unified School District GO Series 2012 TRAN, 1.00%, 5/01/13	2,000	2,003,470
East Bay Municipal Utilities District Water System Series 2012 TECP, 0.20%, 3/06/13	4,500	4,500,000
East Bay Municipal Utilities District Water System Series 2013 TECP, 0.18%, 4/01/13	7,200	7,200,000
East Bay Municipal Utility District RB Series 2009A-1 Mandatory Put Bonds, 0.10%, 12/03/13 (a)	1,200	1,200,000
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (US Bank N.A. SBPA), 0.08%, 2/07/13 (a)	5,900	5,900,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (US Bank N.A. SBPA), 0.08%, 2/07/13 (a)	9,675	9,675,000
Irvine Unified School District Special Tax RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.12%, 2/01/13 (a)	3,760	3,760,000
Los Angeles County Schools RB Series 2012A-4 TRAN, 2.00%, 2/28/13	500	500,568
Los Angeles County Schools RB Series 2012A-9 TRAN, 2.00%, 2/28/13	600	600,716
Los Angeles County Schools RB Series 2012B-3 TRAN, 2.00%, 11/29/13	1,200	1,215,955
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.08%, 2/07/13 (a)	1,050	1,050,000
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (Royal Bank of Canada SBPA), 0.07%, 2/07/13 (a)	8,300	8,300,000
Los Angeles Municipal Improvement Corporate Lease Revenue Series 2012 TECP, 0.14%, 3/13/13	700	700,000
Los Angeles Water & Power RB (Power Systems Project) Series 2002A-7 VRDN (US Bank N.A. SBPA), 0.07%, 2/07/13 (a)	2,500	2,500,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	33

Schedule of Investments (concluded)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Orange County Sanitation District COP Municipal Trust Receipts Floaters Series 2008-2928 VRDN (Credit Suisse SBPA), 0.10%, 2/07/13 (a)(b)(c)	$3,100	$3,100,000
Richmond GO Series 2012A TRAN, 2.00%, 6/28/13	1,700	1,711,623
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.15%, 5/01/13 (a)	3,000	3,000,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.17%, 2/01/13 (a)	1,800	1,800,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 2/07/13 (a)	3,500	3,500,000

Municipal Bonds	Par (000)	Value

California (concluded)
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	$545	$545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 2/07/13 (a)(b)(c)	550	550,000
Sierra Joint Community College District GO Series 2012 TRAN, 1.00%, 9/24/13	1,800	1,806,798

Total Investments (Cost $204,207,276*) — 99.9%		204,207,276
Other Assets Less Liabilities — 0.1%		281,786

Net Assets — 100.0%		$204,489,062

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$204,207,276	–	$204,207,276

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $57,069 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

34	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 99.9%
Arlington GO Series 2012 TAN, 1.00%, 11/15/13	$305	$306,431
Babylon Union Free School District GO Series 2012 TAN, 0.75%, 6/21/13	1,000	1,001,682
Beekmantown Central School District GO Series 2012 BAN, 1.00%, 7/05/13	1,081	1,083,496
Carmel GO Series 2012A BAN, 0.75%, 10/11/13	700	701,875
Central Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/27/13	700	701,734
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.09%, 2/07/13 (a)	5,800	5,800,000
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	2,000	2,003,691
East Williston Union Free School District GO Series 2012 TAN, 1.00%, 6/27/13	1,500	1,504,020
Evans-Brant Central School District GO Series 2012 BAN, 1.00%, 6/28/13	1,300	1,302,602
Hicksville Union Free School District GO Series 2012 TAN, 1.00%, 6/21/13	700	701,851
Livonia Central School District GO Series 2012 BAN (State Aid Withholding Insurance), 0.65%, 6/28/13	1,000	1,000,127
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank SBPA), 0.13%, 2/07/13 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.11%, 2/01/13 (a)	2,800	2,800,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.09%, 2/07/13 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.09%, 2/07/13 (a)	95	95,000
Middletown City School District GO Series 2012 BAN, 1.00%, 9/26/13	2,900	2,912,556
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 2/07/13 (a)	2,210	2,210,000
New York City GO Series 1994B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 2/07/13 (a)	2,000	2,000,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.13%, 2/07/13 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.13%, 2/07/13 (a)	2,875	2,875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.13%, 2/07/13 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.09%, 2/07/13 (a)	9,500	9,500,000
New York City GO Series 2006I-3 VRDN (Bank of America N.A. LOC), 0.13%, 2/01/13 (a)	1,000	1,000,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.09%, 2/07/13 (a)	2,150	2,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. SBPA), 0.12%, 2/07/13 (a)(b)(c)	5,170	5,170,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC), 0.10%, 2/01/13 (a)	$900	$900,000
New York City Housing Development Corp. RB (Balton Project) Series 2009A VRDN (Freddie Mac Credit Support, Freddie Mac Liquidity Facility), 0.11%, 2/07/13 (a)	2,200	2,200,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2005A VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 2/01/13 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.08%, 2/01/13 (a)	3,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-3 VRDN (Royal Bank of Canada SBPA), 0.09%, 2/07/13 (a)	1,800	1,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.09%, 2/01/13 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.09%, 2/01/13 (a)	1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.09%, 2/01/13 (a)	1,200	1,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.09%, 2/07/13 (a)	1,600	1,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.11%, 2/01/13 (a)	5,060	5,060,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA), 0.07%, 2/07/13 (a)	700	700,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 2/07/13 (a)	5,000	5,000,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.09%, 2/07/13 (a)	3,500	3,500,000
New York Dormitory Authority RB (Senior Communities Inc. Project) Series 2012 VRDN (HSBC Bank USA N.A. LOC), 0.09%, 2/07/13 (a)	400	400,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.13%, 2/07/13 (a)(b)(c)	9,200	9,200,000
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Facility), 0.12%, 2/07/13 (a)(b)(c)	1,100	1,100,000
New York GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.09%, 2/01/13 (a)	6,000	6,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	35

Schedule of Investments (continued)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 2/07/13 (a)	$3,000	$3,000,000
New York Housing Finance Agency RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 2/07/13 (a)	300	300,000
New York Housing Finance Agency RB (West 29th Street Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 2/07/13 (a)	2,700	2,700,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America, N.A. SBPA), 0.16%, 2/07/13 (a)	2,000	2,000,000
New York Thruway Authority RB PUTTERS Series 2005G-3507 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.24%, 2/07/13 (a)(b)(c)	600	600,000
North Babylon Union Free School District GO Series 2012 TAN, 0.75%, 2/15/13	1,000	1,000,144
North Syracuse Central School District GO Series 2012 RAN, 1.00%, 6/21/13	1,400	1,402,454
Orchard Park Central School District GO Series 2012A BAN, 1.00%, 12/13/13	1,700	1,709,786
Port Authority of New York & New Jersey RB Series ROC-RR-II-R-14023 VRDN (Citibank N.A. SBPA), 0.11%, 2/07/13 (a)(b)(c)	2,000	2,000,000
Putnam County GO Series 2012 TAN, 1.00%, 10/25/13	750	753,713

Municipal Bonds	Par (000)	Value

New York (concluded)
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 2/07/13 (a)	$1,200	$1,200,000
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.14%, 2/07/13 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalSTRS LOC), 0.11%, 2/01/13 (a)	900	900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.11%, 2/01/13 (a)	1,800	1,800,000
Valley Central School District GO Series 2012B BAN, 1.25%, 2/22/13	640	640,292
Washington County GO Series 2012 BAN, 1.25%, 6/14/13	1,050	1,052,663
Webster GO Series 2012 BAN, 0.75%, 10/02/13	700	701,434
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 2/07/13 (a)	6,200	6,200,000

Total Investments (Cost $131,310,551*) — 99.9%		131,310,551
Other Assets Less Liabilities — 0.1%		106,677

Net Assets — 100.0%		$131,417,228

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

36	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013

Schedule of Investments (concluded)	New York Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$131,310,551	–	$131,310,551

[1] See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $31,017 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2013	37

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: March 26, 2013